                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                           Panorama Series Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
COMMON STOCKS--98.7%
CONSUMER DISCRETIONARY--8.9%
AUTO COMPONENTS--0.4%
Autoliv, Inc.                                                   2,550   $        47,354
BorgWarner, Inc.(1)                                             2,180            44,254
Exide Technologies(2)                                             290               870
Gentex Corp.                                                    2,700            26,892
Goodyear Tire & Rubber Co. (The)(2)                             2,730            17,090
Johnson Controls, Inc.                                          6,770            81,240
Lear Corp.(2)                                                     180               135
TRW Automotive Holdings Corp.(2)                                4,400            14,168
WABCO Holdings, Inc.                                            3,100            38,161
                                                                        ---------------
                                                                                270,164
                                                                        ---------------
AUTOMOBILES--0.1%
Thor Industries, Inc.                                           2,230            34,833
DIVERSIFIED CONSUMER SERVICES--0.2%
Brink's Home Security Holdings, Inc.(2)                           580            13,108
Career Education Corp.(1, 2)                                    2,070            49,597
Corinthian Colleges, Inc.(1, 2)                                 1,100            21,395
Hillenbrand, Inc.                                                  20               320
Regis Corp.                                                       740            10,693
Service Corp. International                                     3,420            11,936
                                                                        ---------------
                                                                                107,049
                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Ameristar Casinos, Inc.(1)                                        470             5,913
Bally Technologies, Inc.(2)                                       410             7,552
Bob Evans Farms, Inc.(1)                                        1,170            26,231
Boyd Gaming Corp.(1)                                            4,480            16,710
Brinker International, Inc.(1)                                  3,560            53,756
Carnival Corp.                                                  4,220            91,152
CEC Entertainment, Inc.(2)                                      1,600            41,408
Chipotle Mexican Grill, Inc., Cl. B(2)                            103             5,903
International Game Technology                                     600             5,532
International Speedway Corp., Cl. A                               380             8,383
Interval Leisure Group, Inc.(2)                                   730             3,869
Jack in the Box, Inc.(2)                                          460            10,713
Life Time Fitness, Inc.(2)                                        810            10,174
McDonald's Corp.                                                2,990           163,164
Papa John's International, Inc.(1, 2)                             300             6,861
Royal Caribbean Cruises Ltd.(1)                                 1,900            15,219
Sonic Corp.(2)                                                  1,020            10,220
Speedway Motorsports, Inc.                                        650             7,683
Vail Resorts, Inc.(2)                                             990            20,226
WMS Industries, Inc.(1, 2)                                      1,820            38,056
Wyndham Worldwide Corp.                                         5,310            22,302
                                                                        ---------------
                                                                                571,027
                                                                        ---------------


                              1 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
HOUSEHOLD DURABLES--0.4%
American Greetings Corp., Cl. A(1)                              1,850   $         9,361
Centex Corp.                                                    2,280            17,100
Harman International Industries, Inc.                           2,660            35,990
Jarden Corp.(2)                                                   400             5,068
KB Home(1)                                                      1,050            13,839
Lennar Corp., Cl. A(1)                                          3,400            25,534
Meritage Homes Corp.(1, 2)                                        530             6,053
Ryland Group, Inc. (The)(1)                                     1,400            23,324
Snap-On, Inc.                                                   1,290            32,379
Stanley Works (The)                                             1,250            36,400
Tempur-Pedic International, Inc.(1)                             2,360            17,228
Whirlpool Corp.(1)                                                200             5,918
                                                                        ---------------
                                                                                228,194
                                                                        ---------------
INTERNET & CATALOG RETAIL--0.4%
Expedia, Inc.(2)                                                5,690            51,665
HSN, Inc.(2)                                                      920             4,729
Liberty Media Corp.-Interactive, Series A(2)                    9,920            28,768
NetFlix.com, Inc.(1, 2)                                         1,410            60,517
Priceline.com, Inc.(1, 2)                                         840            66,175
Ticketmaster Entertainment, Inc.(2)                               920             3,395
                                                                        ---------------
                                                                                215,249
                                                                        ---------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Brunswick Corp.(1)                                              4,920            16,974
Callaway Golf Co.                                               3,470            24,915
Eastman Kodak Co.(1)                                            1,100             4,180
Polaris Industries, Inc.                                          670            14,365
                                                                        ---------------
                                                                                 60,434
                                                                        ---------------
MEDIA--3.1%
Cablevision Systems Corp. New York Group, Cl. A                 2,930            37,914
CBS Corp., Cl. B                                               22,060            84,710
Central European Media Enterprises Ltd., Cl. A(2)                 200             2,292
Clear Channel Outdoor Holdings, Inc., Cl. A(2)                  1,610             5,909
Comcast Corp., Cl. A                                            2,200            30,008
Cox Radio, Inc., Cl. A(1, 2)                                      920             3,772
DirecTV Group, Inc. (The)(1, 2)                                 7,850           178,902
Dish Network Corp., Cl. A(2)                                    5,080            56,439
DreamWorks Animation SKG, Inc., Cl. A(2)                          990            21,424
Gannett Co., Inc.                                               4,180             9,196
Harte-Hanks, Inc.                                                 670             3,585
Hearst-Argyle Television, Inc.                                     10                42
Lamar Advertising Co., Cl. A(1, 2)                                930             9,068
Liberty Media Corp.-Entertainment, Series A(2)                  2,700            53,865
Liberty Media Holding Corp.-Capital, Series A(2)                  870             6,073
McGraw-Hill Cos., Inc. (The)                                    5,120           117,094


                              2 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
MEDIA CONTINUED
Meredith Corp.(1)                                               2,690   $        44,762
News Corp., Inc., Cl. A                                        34,240           226,669
Scholastic Corp.                                                1,260            18,988
Time Warner Cable, Inc.                                         6,938           172,062
Time Warner, Inc.                                              24,733           477,347
Viacom, Inc., Cl. B(2)                                          4,472            77,723
Walt Disney Co. (The)                                          15,660           284,386
Warner Music Group Corp.(2)                                       760             1,786
                                                                        ---------------
                                                                              1,924,016
                                                                        ---------------
MULTILINE RETAIL--0.3%
Big Lots, Inc.(1, 2)                                              800            16,624
Dillard's, Inc., Cl. A(1)                                       4,870            27,759
Kohl's Corp.(2)                                                 2,410           101,991
Nordstrom, Inc.(1)                                              2,700            45,225
                                                                        ---------------
                                                                                191,599
                                                                        ---------------
SPECIALTY RETAIL--2.4%
Aaron Rents, Inc.                                                 730            19,462
Abercrombie & Fitch Co., Cl. A(1)                               2,270            54,026
Aeropostale, Inc.(2)                                            3,230            85,789
American Eagle Outfitters, Inc.                                 4,500            55,080
AnnTaylor Stores Corp.(1, 2)                                    5,630            29,276
AutoNation, Inc.(2)                                             4,700            65,236
Barnes & Noble, Inc.                                            2,520            53,878
bebe stores, inc.                                                 720             4,802
Best Buy Co., Inc.                                              3,300           125,268
Buckle, Inc. (The)                                              1,360            43,425
Children's Place Retail Stores, Inc.(1, 2)                      2,160            47,282
Dress Barn, Inc. (The)(1, 2)                                    3,140            38,591
Foot Locker, Inc.                                               3,600            37,728
Gap, Inc. (The)                                                22,250           289,028
Guess?, Inc.                                                    1,530            32,252
Gymboree Corp.(2)                                                 670            14,305
Home Depot, Inc. (The)                                          3,600            84,816
Limited Brands, Inc.                                            5,650            49,155
Lowe's Cos., Inc.                                               2,490            45,443
Men's Wearhouse, Inc. (The)(1)                                  2,520            38,153
Office Depot, Inc.(2)                                           9,450            12,380
OfficeMax, Inc.                                                   400             1,248
Penske Automotive Group, Inc.(1)                                1,700            15,861
RadioShack Corp.                                                2,730            23,396
Rent-A-Center, Inc.(2)                                          2,300            44,551
Ross Stores, Inc.                                                 610            21,887
Sally Beauty Holdings, Inc.(1, 2)                               3,100            17,608
Talbots, Inc. (The)                                             1,850             6,494
Tractor Supply Co.(2)                                             950            34,257
Urban Outfitters, Inc.(2)                                         850            13,915


                              3 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
SPECIALTY RETAIL CONTINUED
Williams-Sonoma, Inc.(1)                                        5,700   $        57,456
Zale Corp.(2)                                                   2,010             3,920
                                                                        ---------------
                                                                              1,465,968
                                                                        ---------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Carter's, Inc.(2)                                               1,390            26,146
Coach, Inc.(2)                                                  3,930            65,631
Fossil, Inc.(2)                                                 1,950            30,615
Jones Apparel Group, Inc.                                       4,020            16,964
Liz Claiborne, Inc.                                             7,980            19,711
Nike, Inc., Cl. B                                                 440            20,632
Phillips/Van Heusen Corp.                                       2,060            46,721
Polo Ralph Lauren Corp., Cl. A                                    920            38,870
Quicksilver, Inc.(2)                                            3,430             4,390
Skechers USA, Inc., Cl. A(2)                                      990             6,603
Timberland Co., Cl. A(2)                                        2,380            28,417
UniFirst Corp.                                                    210             5,846
Warnaco Group, Inc. (The)(2)                                    3,170            76,080
Wolverine World Wide, Inc.                                        490             7,634
                                                                        ---------------
                                                                                394,260
                                                                        ---------------
CONSUMER STAPLES--6.0%
BEVERAGES--1.3%
Coca-Cola Co. (The)                                            10,840           476,418
PepsiCo, Inc.                                                   6,570           338,224
                                                                        ---------------
                                                                                814,642
                                                                        ---------------
FOOD & STAPLES RETAILING--2.2%
Casey's General Stores, Inc.                                    1,120            29,859
CVS Caremark Corp.                                              4,000           109,960
Kroger Co. (The)                                                7,750           164,455
Safeway, Inc.                                                  19,800           399,762
SUPERVALU, Inc.                                                 1,380            19,706
Sysco Corp.                                                     1,940            44,232
Wal-Mart Stores, Inc.                                          11,360           591,856
Weis Markets, Inc.                                                100             3,104
Winn-Dixie Stores, Inc.(2)                                        160             1,530
                                                                        ---------------
                                                                              1,364,464
                                                                        ---------------
FOOD PRODUCTS--0.2%
Bunge Ltd.                                                        200            11,330
Darling International, Inc.(2)                                    630             2,337
Del Monte Foods Co.                                             1,190             8,675
Fresh Del Monte Produce, Inc.(2)                                   20               328
Kraft Foods, Inc., Cl. A                                        3,000            66,870
                                                                        ---------------
                                                                                 89,540
                                                                        ---------------
HOUSEHOLD PRODUCTS--1.4%

Kimberly-Clark Corp.                                              500            23,055
Procter & Gamble Co. (The)                                     17,825           839,379
                                                                        ---------------
                                                                                862,434
                                                                        ---------------


                              4 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
PERSONAL PRODUCTS--0.1%
Herbalife Ltd.                                                  2,600   $        38,948
NBTY, Inc.(2)                                                      10               141
Nu Skin Asia Pacific, Inc., Cl. A                                 800             8,392
                                                                        ---------------
                                                                                 47,481
                                                                        ---------------
TOBACCO--0.8%
Altria Group, Inc.                                              4,520            72,410
Philip Morris International, Inc.                              12,400           441,192
Universal Corp.                                                    80             2,394
                                                                        ---------------
                                                                                515,996
                                                                        ---------------
ENERGY--19.5%
ENERGY EQUIPMENT & SERVICES--3.4%
Baker Hughes, Inc.                                              7,940           226,687
Basic Energy Services, Inc.(2)                                    780             5,047
Complete Production Services, Inc.(2)                           3,680            11,334
Diamond Offshore Drilling, Inc.(1)                              1,480            93,033
Dresser-Rand Group, Inc.(2)                                     2,520            55,692
Dril-Quip, Inc.(2)                                                600            18,420
ENSCO International, Inc.                                       1,750            46,200
Exterran Holdings, Inc.(1, 2)                                   1,140            18,263
Gulfmark Offshore, Inc.(2)                                        500            11,930
Halliburton Co.                                                12,370           191,364
Helix Energy Solutions Group, Inc.(2)                           2,430            12,490
Helmerich & Payne, Inc.(1)                                      1,340            30,512
Key Energy Services, Inc.(2)                                    6,740            19,411
Nabors Industries Ltd.(2)                                       3,170            31,668
National Oilwell Varco, Inc.(2)                                 6,760           194,080
Noble Corp.                                                    12,910           311,002
Oceaneering International, Inc.(2)                              1,210            44,613
Oil States International, Inc.(2)                               2,810            37,710
Parker Drilling Co.(2)                                          3,540             6,514
Precision Drilling Trust                                          272               729
Pride International, Inc.(2)                                    2,080            37,398
Schlumberger Ltd.                                               6,690           271,748
Seacor Holdings, Inc.(1, 2)                                       590            34,403
Superior Energy Services, Inc.(2)                               2,560            32,998
Tetra Technologies, Inc.(2)                                       560             1,820
Tidewater, Inc.                                                 1,010            37,501
Transocean Ltd.(2)                                              3,480           204,763
Unit Corp.(2)                                                   1,730            36,192
Weatherford International Ltd.(2)                               7,280            80,590
                                                                        ---------------
                                                                              2,104,112
                                                                        ---------------
OIL, GAS & CONSUMABLE FUELS--16.1%
Anadarko Petroleum Corp.                                       15,870           617,184
Apache Corp.                                                    9,660           619,109
Arena Resources, Inc.(1, 2)                                       390             9,937


                              5 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares             Value
                                                      ---------------   ---------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Berry Petroleum Co., Cl. A                                      1,080   $        11,837
Bill Barrett Corp.(2)                                             930            20,683
BPZ Resources, Inc.(2)                                            100               370
Chesapeake Energy Corp.                                         5,720            97,583
Chevron Corp.                                                  21,541         1,448,417
Cimarex Energy Co.                                              1,440            26,467
ConocoPhillips                                                 22,418           877,889
Contango Oil & Gas Co.(1, 2)                                       50             1,960
CVR Energy, Inc.(1,2)                                             700             3,878
Denbury Resources, Inc.(1, 2)                                   3,290            48,889
Devon Energy Corp.                                              4,190           187,251
Encore Acquisition Co.(2)                                       1,210            28,157
Exxon Mobil Corp.                                              39,486         2,688,997
Foundation Coal Holdings, Inc.                                    690             9,902
Frontier Oil Corp.                                              3,660            46,811
Frontline Ltd.(1)                                               1,050            18,260
Hess Corp.                                                      6,470           350,674
Holly Corp.(1)                                                    960            20,352
Marathon Oil Corp.                                             16,490           433,522
Mariner Energy, Inc.(2)                                         2,250            17,438
Massey Energy Co.                                               2,440            24,693
McMoRan Exploration Co.(1, 2)                                     360             1,692
Murphy Oil Corp.                                                7,910           354,131
Noble Energy, Inc.                                              5,220           281,254
Occidental Petroleum Corp.                                     17,120           952,728
Overseas Shipholding Group, Inc.                                1,310            29,698
Plains Exploration & Production Co.(2)                          2,000            34,460
Rosetta Resources, Inc.(2)                                      1,520             7,524
St. Mary Land & Exploration Co.                                   500             6,615
Stone Energy Corp.(2)                                           2,886             9,610
Swift Energy Co.(2)                                               910             6,643
Tesoro Corp.(1)                                                 2,990            40,275
Valero Energy Corp.                                            23,690           424,051
W&T Offshore, Inc.                                              1,940            11,931
XTO Energy, Inc.                                                5,430           166,267
                                                                        ---------------
                                                                              9,937,139
                                                                        ---------------
FINANCIALS--7.2%
CAPITAL MARKETS--1.7%
Affiliated Managers Group, Inc.(2)                                280            11,679
Ameriprise Financial, Inc.                                      2,310            47,332
BlackRock, Inc.(1)                                                700            91,028
Eaton Vance Corp.                                                 300             6,855
Franklin Resources, Inc.                                        2,880           155,146
GAMCO Investors, Inc., Cl. A                                      170             5,551
Goldman Sachs Group, Inc. (The)                                 2,820           298,976
Greenhill & Co., Inc.                                             230            16,986


                               6 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
CAPITAL MARKETS CONTINUED
Investment Technology Group, Inc.(2)                              570   $        14,546
Janus Capital Group, Inc.                                       3,940            26,201
Jefferies Group, Inc.(1)                                          790            10,902
Knight Capital Group, Inc., Cl. A(2)                            2,260            33,312
Morgan Stanley                                                  3,030            68,993
Piper Jaffray Cos., Inc.(2)                                        60             1,547
SEI Investments Co.                                             1,430            17,460
T. Rowe Price Group, Inc.(1)                                    4,200           121,212
TD Ameritrade Holding Corp.(2)                                  8,860           122,357
Teton Advisors, Inc.(2, 3)                                          2                 5
Virtus Investment Partners, Inc.(2)                                80               521
Waddell & Reed Financial, Inc., Cl. A                             200             3,614
                                                                        ---------------
                                                                              1,054,223
                                                                        ---------------
COMMERCIAL BANKS--0.7%
Cathay Bancorp, Inc.                                               30               313
First Horizon National Corp.                                      142             1,525
Pacific Capital Bancorp                                         1,230             8,327
PacWest Bancorp                                                   560             8,025
Popular, Inc.                                                   7,340            16,001
Regions Financial Corp.                                         9,520            40,555
U.S. Bancorp                                                    9,800           143,178
United Community Banks, Inc.(2)                                   214               890
Webster Financial Corp.(1)                                        960             4,080
Wells Fargo & Co.                                              12,515           178,214
                                                                        ---------------
                                                                                401,108
                                                                        ---------------
CONSUMER FINANCE--0.2%
AmeriCredit Corp.(1, 2)                                         3,560            20,862
Capital One Financial Corp.                                       600             7,344
Cash America International, Inc.                                1,420            22,237
Discover Financial Services                                     7,450            47,010
Nelnet, Inc., Cl. A(2)                                            400             3,536
Student Loan Corp. (The)                                          130             5,647
                                                                        ---------------
                                                                                106,636
                                                                        ---------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Bank of America Corp.(1)                                       31,702           216,208
CIT Group, Inc.(1)                                              7,760            22,116
Interactive Brokers Group, Inc., Cl. A(2)                       1,940            31,292
JPMorgan Chase & Co.                                           17,324           460,472
NYSE Euronext                                                   1,420            25,418
PHH Corp.(1, 2)                                                 1,230            17,282
                                                                        ---------------
                                                                                772,788
                                                                        ---------------
INSURANCE--3.3%
Allied World Assurance Holdings Ltd.                            1,220            46,397
Allstate Corp.                                                  4,170            79,856
American Financial Group, Inc.                                  2,740            43,977
American National Insurance Co.                                    30             1,572


                               7 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
INSURANCE CONTINUED
Aspen Insurance Holdings Ltd.                                   2,240   $        50,310
Assurant, Inc.                                                    600            13,068
Assured Guaranty Ltd.(1)                                        1,140             7,718
Axis Capital Holdings Ltd.                                        940            21,188
Berkley (W.R.) Corp.                                            2,640            59,532
Berkshire Hathaway, Inc., Cl. B(1, 2)                              72           203,040
Brown & Brown, Inc.                                             3,030            57,297
Chubb Corp.                                                     5,710           241,647
Cincinnati Financial Corp.                                      1,210            27,673
CNA Financial Corp.(1)                                          2,730            25,007
CNA Surety Corp.(2)                                               230             4,241
Conseco, Inc.(2)                                                1,720             1,582
Delphi Financial Group, Inc., Cl. A                             1,650            22,209
Employers Holdings, Inc.                                          980             9,349
Endurance Specialty Holdings Ltd.                                 450            11,223
FBL Financial Group, Inc., Cl. A                                   50               208
First American Corp.                                              280             7,423
Genworth Financial, Inc., Cl. A                                 6,280            11,932
Hanover Insurance Group, Inc.                                     890            25,650
Harleysville Group, Inc.                                          240             7,634
Hartford Financial Services Group, Inc. (The)                   2,740            21,509
HCC Insurance Holdings, Inc.                                    1,000            25,190
Infinity Property & Casualty Corp.                                 50             1,697
IPC Holdings Ltd.                                               1,790            48,402
Lincoln National Corp.                                          2,600            17,394
Loews Corp.                                                     9,413           208,027
Max Capital Group Ltd.                                          1,870            32,239
MetLife, Inc.                                                   2,900            66,033
Montpelier Re Holdings Ltd.                                       260             3,370
Navigators Group, Inc. (The)(2)                                   240            11,323
Odyssey Re Holdings Corp.(1)                                    1,180            44,757
Old Republic International Corp.                                1,920            20,774
OneBeacon Insurance Group Ltd.                                    570             5,506
Phoenix Cos., Inc. (The)                                          690               807
Platinum Underwriters Holdings Ltd.                               930            26,375
ProAssurance Corp.(2)                                             710            33,100
Protective Life Corp.                                           3,620            19,005
Prudential Financial, Inc.                                      7,150           135,993
Reinsurance Group of America, Inc.                                200             6,478
RLI Corp.(1)                                                      500            25,100
Selective Insurance Group, Inc.                                 1,020            12,403
StanCorp Financial Group, Inc.                                  1,280            29,158
State Auto Financial Corp.                                        100             1,760
Torchmark Corp.                                                   200             5,246
Transatlantic Holdings, Inc.                                      320            11,414
Travelers Cos., Inc. (The)                                      4,540           184,506
United Fire & Casualty Co.                                        170             3,733
Unitrin, Inc.(1)                                                1,540            21,529


                              8 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
INSURANCE CONTINUED
Validus Holdings Ltd.                                             100   $         2,368
XL Capital Ltd., Cl. A                                          3,860            21,076
                                                                        ---------------
                                                                              2,026,005
                                                                        ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
CB Richard Ellis Group, Inc., Cl. A(2)                          2,920            11,768
Forest City Enterprises, Inc., Cl. A                            1,570             5,652
Jones Lang LaSalle, Inc.                                          400             9,304
                                                                        ---------------
                                                                                 26,724
                                                                        ---------------
THRIFTS & MORTGAGE FINANCE--0.0%
Hudson City Bancorp, Inc.                                         600             7,014
Provident Financial Services, Inc.                              1,000            10,810
Tree.com, Inc.(2)                                                 153               707
                                                                        ---------------
                                                                                 18,531
                                                                        ---------------
HEALTH CARE--10.2%
BIOTECHNOLOGY--0.8%
Amgen, Inc.(2)                                                  7,230           358,030
Facet Biotech Corp.(2)                                            538             5,111
Gilead Sciences, Inc.(2)                                        2,200           101,904
Martek Biosciences Corp.(1)                                       800            14,600
PDL BioPharma, Inc.                                               290             2,053
                                                                        ---------------
                                                                                481,698
                                                                        ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Analogic Corp.                                                     50             1,601
Bard (C.R.), Inc.                                                 260            20,727
Baxter International, Inc.                                      1,000            51,220
Becton, Dickinson & Co.                                           300            20,172
Hill-Rom Holdings, Inc.                                         1,100            10,879
Inverness Medical Innovations, Inc.(1, 2)                         540            14,380
Medtronic, Inc.                                                 3,290            96,956
Sirona Dental Systems, Inc.(1, 2)                                 700            10,024
Steris Corp.                                                      520            12,106
Stryker Corp.                                                   2,670            90,887
Zimmer Holdings, Inc.(2)                                        4,240           154,760
                                                                        ---------------
                                                                                483,712
                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES--2.8%
Aetna, Inc.                                                    21,620           526,015
AMERIGROUP Corp.(2)                                             2,210            60,863
Brookdale Senior Living, Inc.                                   1,830             9,242
Cardinal Health, Inc.                                             600            18,888
Centene Corp.(2)                                                1,610            29,012
Chemed Corp.                                                      440            17,116
CIGNA Corp.                                                     4,000            70,360
Community Health Systems, Inc.(1, 2)                              650             9,971
Coventry Health Care, Inc.(2)                                   2,280            29,503
Health Net, Inc.(1, 2)                                          3,820            55,314
Healthspring, Inc.(2)                                             570             4,771


                              9 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Kindred Healthcare, Inc.(2)                                     1,570   $        23,472
LifePoint Hospitals, Inc.(2)                                       50             1,043
Lincare Holdings, Inc.(2)                                       1,440            31,392
Magellan Health Services, Inc.(2)                                  90             3,280
McKesson Corp.                                                  1,500            52,560
MEDNAX, Inc.(2)                                                   660            19,450
Omnicare, Inc.                                                  1,250            30,613
UnitedHealth Group, Inc.                                        3,570            74,720
Universal American Corp.(2)                                       760             6,437
Universal Health Services, Inc., Cl. B                          1,040            39,874
WellCare Health Plans, Inc.(2)                                  1,120            12,600
WellPoint, Inc.(2)                                             15,230           578,283
                                                                        ---------------
                                                                              1,704,779
                                                                        ---------------
HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                                  580             7,233

LIFE SCIENCES TOOLS & SERVICES--0.2%
Thermo Fisher Scientific, Inc.(2)                               4,370           155,878
Varian, Inc.(2)                                                   280             6,647
                                                                        ---------------
                                                                                162,525
                                                                        ---------------
PHARMACEUTICALS--5.6%
Abbott Laboratories                                             5,320           253,764
Allergan, Inc.                                                  1,070            51,103
Bristol-Myers Squibb Co.                                        7,530           165,058
Eli Lilly & Co.                                                 8,950           299,020
Endo Pharmaceuticals Holdings, Inc.(2)                          2,060            36,421
Forest Laboratories, Inc.(2)                                    3,700            81,252
Johnson & Johnson                                              19,550         1,028,330
K-V Pharmaceutical Co., Cl. A(2)                                  100               165
King Pharmaceuticals, Inc.(2)                                   6,720            47,510
Medicis Pharmaceutical Corp., Cl. A                             2,870            35,502
Merck & Co., Inc.                                              15,060           402,855
Pfizer, Inc.                                                   63,495           864,802
Sepracor, Inc.(2)                                               1,030            15,100
Warner Chilcott Ltd., Cl. A(2)                                    120             1,262
Watson Pharmaceuticals, Inc.(2)                                 1,470            45,732
Wyeth                                                           3,090           132,994
                                                                        ---------------
                                                                              3,460,870
                                                                        ---------------
INDUSTRIALS--12.9%
AEROSPACE & DEFENSE--4.0%
BE Aerospace, Inc.(2)                                           2,050            17,774
Boeing Co.                                                      6,640           236,251
Ceradyne, Inc.(1, 2)                                            1,860            33,722
Cubic Corp.                                                       140             3,546
DynCorp International, Inc., Cl. A(2)                              70               933
Esterline Technologies Corp.(2)                                 1,540            31,093


                             10 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
AEROSPACE & DEFENSE CONTINUED
General Dynamics Corp.                                          7,590   $       315,668
Goodrich Corp.                                                  1,600            60,624
Honeywell International, Inc.                                   9,380           261,327
L-3 Communications Holdings, Inc.                               3,150           213,570
Lockheed Martin Corp.                                             910            62,817
Northrop Grumman Corp.                                         12,420           542,009
Precision Castparts Corp.                                       2,350           140,765
Raytheon Co.                                                    6,770           263,624
Spirit Aerosystems Holdings, Inc., Cl. A(1, 2)                  1,440            14,357
Triumph Group, Inc.                                               920            35,144
United Technologies Corp.                                       5,410           232,522
                                                                        ---------------
                                                                              2,465,746
                                                                        ---------------
AIR FREIGHT & LOGISTICS--0.2%
FedEx Corp.                                                     2,800           124,572
Pacer International, Inc.                                         500             1,750
UTi Worldwide, Inc.                                               800             9,560
                                                                        ---------------
                                                                                135,882
                                                                        ---------------
AIRLINES--0.0%
SkyWest, Inc.                                                   2,020            25,129
BUILDING PRODUCTS--0.1%
Armstrong World Industries, Inc.(2)                             1,170            12,882
Lennox International, Inc.                                      1,510            39,955
Owens Corning, Inc.(1, 2)                                       2,170            19,617
Simpson Manufacturing Co., Inc.                                   270             4,865
                                                                        ---------------
                                                                                 77,319
                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
American Reprographics Co.(2)                                      30               106
Copart, Inc.(1, 2)                                                920            27,287
Corporate Executive Board Co. (The)                               230             3,335
CoStar Group, Inc.(1, 2)                                          650            19,663
Deluxe Corp.                                                    3,290            31,683
EnergySolutions, Inc.                                             140             1,211
Equifax, Inc.                                                   1,880            45,966
First Advantage Corp., Cl. A(2)                                   210             2,894
HNI Corp.(1)                                                    2,360            24,544
Interface, Inc., Cl. A                                          2,020             6,040
Korn-Ferry International(2)                                     2,280            20,657
Manpower, Inc.                                                  1,700            53,601
Miller (Herman), Inc.                                           2,130            22,706
Monster Worldwide, Inc.(1, 2)                                   3,650            29,748
MPS Group, Inc.(2)                                              6,080            36,176
Pitney Bowes, Inc.                                              2,450            57,208
R.R. Donnelley & Sons Co.                                       3,980            29,173
Resources Connection, Inc.(2)                                   1,900            28,652
Robert Half International, Inc.(1)                              3,530            62,940
Steelcase, Inc., Cl. A                                          5,910            29,609
Sykes Enterprises, Inc.(2)                                        400             6,652


                             11 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
TrueBlue, Inc.(2)                                               1,100   $         9,075
United Stationers, Inc.(2)                                        120             3,370
Viad Corp.                                                        260             3,671
Waste Management, Inc.                                          2,780            71,168
Watson Wyatt & Co. Holdings                                       450            22,217
                                                                        ---------------
                                                                                649,352
                                                                        ---------------
CONSTRUCTION & ENGINEERING--0.5%
Chicago Bridge & Iron Co. NV(1)                                 3,380            21,193
EMCOR Group, Inc.(2)                                            3,450            59,237
Fluor Corp.                                                     4,250           146,838
Granite Construction, Inc.(1)                                   1,310            49,099
Perini Corp.(1, 2)                                              2,560            31,488
Shaw Group, Inc. (The)(2)                                       1,060            29,055
                                                                        ---------------
                                                                                336,910
                                                                        ---------------
ELECTRICAL EQUIPMENT--1.0%
Acuity Brands, Inc.(1)                                          1,900            42,826
Baldor Electric Co.(1)                                          2,950            42,746
Belden, Inc.                                                    2,660            33,277
Brady Corp., Cl. A                                                610            10,754
Cooper Industries Ltd., Cl. A                                   1,130            29,222
Emerson Electric Co.                                            7,960           227,497
GrafTech International Ltd.(2)                                  7,550            46,508
Hubbell, Inc., Cl. B                                            1,110            29,926
Rockwell Automation, Inc.                                       1,750            38,220
Smith (A.O.) Corp.                                              1,070            26,943
Thomas & Betts Corp.(2)                                         1,750            43,785
Woodward Governor Co.                                           1,350            15,093
                                                                        ---------------
                                                                                586,797
                                                                        ---------------
INDUSTRIAL CONGLOMERATES--1.6%
3M Co.                                                          3,830           190,428
General Electric Co.                                           73,580           743,894
Tyco International Ltd.                                         1,165            22,787
                                                                        ---------------
                                                                                957,109
                                                                        ---------------
MACHINERY--3.5%
Actuant Corp., Cl. A                                              660             6,818
AGCO Corp.(2)                                                     970            19,012
Barnes Group, Inc.                                                700             7,483
Briggs & Stratton Corp.                                         1,370            22,605
Bucyrus International, Inc., Cl. A                                510             7,742
Caterpillar, Inc.                                              10,730           300,011
Chart Industries, Inc.(2)                                         500             3,940
CIRCOR International, Inc.                                        780            17,566
Crane Co.                                                       1,750            29,540
Cummins, Inc.                                                  10,490           266,971
Danaher Corp.                                                     360            19,519
Deere & Co.                                                     2,130            70,013


                             12 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
MACHINERY CONTINUED
Dover Corp.                                                     2,540   $        67,005
EnPro Industries, Inc.(2)                                       1,160            19,836
Flowserve Corp.                                                   200            11,224
Gardner Denver, Inc.(2)                                         2,480            53,915
Graco, Inc.                                                       450             7,682
Harsco Corp.                                                    1,940            43,010
IDEX Corp.                                                      2,020            44,177
Illinois Tool Works, Inc.                                       6,280           193,738
Ingersoll-Rand Co. Ltd., Cl. A                                 10,670           147,246
Joy Global, Inc.                                                1,690            35,997
Kennametal, Inc.(1)                                             3,210            52,034
Lincoln Electric Holdings, Inc.                                 1,100            34,859
Manitowoc Co., Inc. (The)                                       5,680            18,574
Mueller Industries, Inc.                                        1,700            36,873
Mueller Water Products, Inc., Cl. A                             2,890             9,537
Navistar International Corp.(2)                                 1,140            38,144
Nordson Corp.(1)                                                1,100            31,273
Oshkosh Corp.                                                   4,050            27,297
Paccar, Inc.                                                      800            20,608
Parker-Hannifin Corp.                                           8,740           296,985
Robbins & Myers, Inc.                                           1,740            26,396
Sauer-Danfoss, Inc.                                                60               146
Terex Corp.(1, 2)                                               1,280            11,840
Timken Co.                                                      3,750            52,350
Titan International, Inc.                                       2,140            10,764
Toro Co. (The)(1)                                               1,820            44,008
Trinity Industries, Inc.(1)                                     2,940            26,872
Watts Water Technologies, Inc., Cl. A(1)                        1,370            26,797
                                                                        ---------------
                                                                              2,160,407
                                                                        ---------------
MARINE--0.1%
Alexander & Baldwin, Inc.                                         640            12,179
Genco Shipping & Trading Ltd.                                   1,680            20,731
Kirby Corp.(2)                                                    380            10,123
TBS International Ltd., Cl. A(2)                                   90               662
                                                                        ---------------
                                                                                 43,695
                                                                        ---------------
ROAD & RAIL--0.6%
Amerco(1, 2)                                                       80             2,682
Arkansas Best Corp.(1)                                          1,370            26,057
Avis Budget Group, Inc.(2)                                      2,270             2,066
CSX Corp.                                                       1,870            48,340
Hertz Global Holdings, Inc.(1, 2)                               6,860            26,960
Norfolk Southern Corp.                                          5,710           192,713
Ryder Systems, Inc.                                               120             3,397
Union Pacific Corp.                                             1,500            61,665
                                                                        ---------------
                                                                                363,880
                                                                        ---------------


                             13 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares             Value
                                                      ---------------   ---------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Applied Industrial Technologies, Inc.                             680   $        11,472
MSC Industrial Direct Co., Inc., Cl. A                            830            25,788
RSC Holdings, Inc.(2)                                             110               579
Textainer Group Holdings Ltd.                                      70               473
United Rentals, Inc.(1, 2)                                      4,330            18,229
Watsco, Inc.                                                      630            21,439
WESCO International, Inc.(2)                                    2,780            50,374
                                                                        ---------------
                                                                                128,354
                                                                        ---------------
INFORMATION TECHNOLOGY--24.7%
COMMUNICATIONS EQUIPMENT--3.7%
3Com Corp.(2)                                                  11,280            34,855
ADTRAN, Inc.                                                    2,610            42,308
Avocent Corp.(1, 2)                                             2,830            34,356
Brocade Communications Systems, Inc.(2)                        15,440            53,268
Ciena Corp.(1, 2)                                               4,620            35,944
Cisco Systems, Inc.(2)                                         69,150         1,159,646
CommScope, Inc.(2)                                              3,360            38,170
Corning, Inc.                                                  15,290           202,898
EchoStar Holding Corp.(2)                                       1,550            22,987
Emulex Corp.(2)                                                 6,330            31,840
F5 Networks, Inc.(1, 2)                                         1,320            27,654
Harris Corp.                                                    1,460            42,252
InterDigital, Inc.(2)                                           1,360            35,115
JDS Uniphase Corp.(2)                                          14,550            47,288
Plantronics, Inc.                                               3,320            40,072
Polycom, Inc.(2)                                                1,650            25,394
QUALCOMM, Inc.                                                  8,220           319,840
Starent Networks Corp.(2)                                         330             5,217
Tekelec, Inc.(2)                                                  840            11,113
Tellabs, Inc.(2)                                               15,480            70,898
ViaSat, Inc.(2)                                                   190             3,956
                                                                        ---------------
                                                                              2,285,071
                                                                        ---------------
COMPUTERS & PERIPHERALS--5.8%
Apple, Inc.(2)                                                  4,470           469,886
Avid Technology, Inc.(1, 2)                                       800             7,312
Dell, Inc.(2)                                                   4,010            38,015
Electronics for Imaging, Inc.(2)                                  500             4,900
EMC Corp.(2)                                                   17,940           204,516
Hewlett-Packard Co.                                            32,790         1,051,247
Intermec, Inc.(2)                                                 420             4,368
International Business Machines Corp.                          12,850         1,245,037
Lexmark International, Inc., Cl. A(2)                             960            16,195
NCR Corp.(2)                                                    1,020             8,109
QLogic Corp.(2)                                                 5,470            60,826


                              14 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
COMPUTERS & PERIPHERALS CONTINUED
SanDisk Corp.(2)                                                4,400   $        55,660
Seagate Technology(1)                                          20,920           125,729
Sun Microsystems, Inc.(2)                                      11,840            86,669
Synaptics, Inc.(1, 2)                                           2,110            56,464
Teradata Corp.(2)                                               2,620            42,496
Western Digital Corp.(2)                                        3,740            72,332
                                                                        ---------------
                                                                              3,549,761
                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Agilent Technologies, Inc.(2)                                   5,960            91,605
Amphenol Corp., Cl. A                                           1,220            34,758
Anixter International, Inc.(1, 2)                               1,280            40,550
Arrow Electronics, Inc.(2)                                      3,000            57,180
Avnet, Inc.(2)                                                  2,400            42,024
AVX Corp.                                                       1,390            12,621
Benchmark Electronics, Inc.                                     4,120            46,144
Coherent, Inc.(2)                                                 760            13,110
Dolby Laboratories, Inc., Cl. A(2)                              1,150            39,227
Ingram Micro, Inc., Cl. A(2)                                    4,560            57,638
Itron, Inc.(1, 2)                                                 460            21,781
Jabil Circuit, Inc.                                             6,160            34,250
L-1 Identity Solutions, Inc.(1, 2)                                510             2,606
Molex, Inc.                                                     3,600            49,464
National Instruments Corp.(1)                                   1,440            26,856
Plexus Corp.(2)                                                   800            11,056
Rofin-Sinar Technologies, Inc.(2)                                 550             8,866
ScanSource, Inc.(2)                                               150             2,787
SYNNEX Corp.(2)                                                   800            15,736
Tech Data Corp.(2)                                                900            19,602
Technitrol, Inc.                                                  300               513
Trimble Navigation Ltd.(1, 2)                                   2,640            40,339
Tyco Electronics Ltd.                                           3,880            42,835
Vishay Intertechnology, Inc.(2)                                 9,320            32,434
                                                                        ---------------
                                                                                743,982
                                                                        ---------------
INTERNET SOFTWARE & SERVICES--1.0%
Akamai Technologies, Inc.(2)                                    3,630            70,422
Digital River, Inc.(1, 2)                                         790            23,558
EarthLink, Inc.(2)                                                220             1,445
eBay, Inc.(2)                                                   9,700           121,832
Google, Inc., Cl. A(2)                                            720           250,603
IAC/InterActiveCorp(2)                                             70             1,066
j2 Global Communications, Inc.(2)                               2,570            56,257
Open Text Corp.(2)                                                910            31,340
Sohu.com, Inc.(2)                                                 800            33,048


                             15 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
INTERNET SOFTWARE & SERVICES CONTINUED
ValueClick, Inc.(2)                                             5,120   $        43,571
VeriSign, Inc.(2)                                                 190             3,585
VistaPrint Ltd.(1, 2)                                             620            17,044
                                                                        ---------------
                                                                                653,771
                                                                        ---------------
IT SERVICES--1.0%
Accenture Ltd., Cl. A                                             650            17,869
Acxiom Corp.(1)                                                 4,310            31,894
Affiliated Computer Services, Inc., Cl. A(2)                      260            12,451
Broadridge Financial Solutions, Inc.                            2,810            52,294
Computer Sciences Corp.(2)                                      1,730            63,733
Convergys Corp.(2)                                              7,640            61,731
CSG Systems International, Inc.(2)                                440             6,283
DST Systems, Inc.(2)                                              400            13,848
Fidelity National Information Services, Inc.                      920            16,744
Gartner, Inc.(1, 2)                                             1,410            15,524
Heartland Payment Systems, Inc.                                   330             2,181
Hewitt Associates, Inc.(2)                                      1,420            42,259
NeuStar, Inc., Cl. A(2)                                         1,870            31,323
Perot Systems Corp., Cl. A(2)                                   3,380            43,534
Sapient Corp.(2)                                                4,270            19,087
Syntel, Inc.                                                      170             3,499
TeleTech Holdings, Inc.(2)                                      2,250            24,503
Total System Services, Inc.                                     3,000            41,430
Unisys Corp.(2)                                                 5,580             2,957
Western Union Co.                                               8,020           100,811
                                                                        ---------------
                                                                                603,955
                                                                        ---------------
OFFICE ELECTRONICS--0.4%
Xerox Corp.                                                    48,960           222,768
Zebra Technologies Corp., Cl. A(2)                                530            10,081
                                                                        ---------------
                                                                                232,849
                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.6%
Amkor Technology, Inc.(2)                                       9,970            26,720
Analog Devices, Inc.                                            3,500            67,445
Applied Materials, Inc.(1)                                     41,000           440,750
Atmel Corp.(2)                                                  7,800            28,314
Broadcom Corp., Cl. A(1, 2)                                     7,560           151,049
Cabot Microelectronics Corp.(2)                                   320             7,690
Cymer, Inc.(2)                                                    310             6,901
Entegris, Inc.(2)                                               1,700             1,462
Fairchild Semiconductor International, Inc., Cl. A(2)           8,330            31,071
Integrated Device Technology, Inc.(2)                           9,330            42,452
Intel Corp.                                                    79,810         1,201,141
International Rectifier Corp.(2)                                1,490            20,130
KLA-Tencor Corp.                                                  400             8,000


                             16 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
LSI Corp.(2)                                                   14,890   $        45,266
Marvell Technology Group Ltd.(2)                                7,960            72,914
MEMC Electronic Materials, Inc.(2)                              4,000            65,960
Microsemi Corp.(2)                                                890            10,324
MKS Instruments, Inc.(2)                                        3,000            44,010
National Semiconductor Corp.                                    3,500            35,945
Novellus Systems, Inc.(2)                                       2,450            40,744
NVIDIA Corp.(1, 2)                                              6,830            67,344
ON Semiconductor Corp.(2)                                       3,600            14,040
RF Micro Devices, Inc.(2)                                       4,200             5,586
Semtech Corp.(2)                                                3,410            45,524
Silicon Laboratories, Inc.(2)                                   1,470            38,808
Skyworks Solutions, Inc.(2)                                     4,040            32,562
Teradyne, Inc.(2)                                              11,740            51,421
Tessera Technologies, Inc.(2)                                     870            11,632
Texas Instruments, Inc.                                        42,260           697,713
Varian Semiconductor Equipment Associates, Inc.(2)              1,640            35,522
Verigy Ltd.(2)                                                  1,520            12,540
Xilinx, Inc.                                                    3,480            66,677
                                                                        ---------------
                                                                              3,427,657
                                                                        ---------------
SOFTWARE--6.0%
Adobe Systems, Inc.(2)                                          2,290            48,983
Advent Software, Inc.(2)                                          160             5,330
Amdocs Ltd.(2)                                                  3,500            64,820
Ansys, Inc.(2)                                                  1,230            30,873
Autodesk, Inc.(2)                                               3,330            55,977
CA, Inc.                                                        8,020           141,232
Cadence Design Systems, Inc.(2)                                 3,120            13,104
Compuware Corp.(2)                                              8,860            58,387
FactSet Research Systems, Inc.(1)                                 930            46,491
Fair Isaac Corp.                                                3,180            44,743
Henry (Jack) & Associates, Inc.                                   970            15,830
Lawson Software, Inc.(2)                                        2,420            10,285
Mentor Graphics Corp.(2)                                        1,840             8,170
MICROS Systems, Inc.(2)                                         2,070            38,813
Microsoft Corp.                                                82,170         1,509,463
Net 1 UEPS Technologies, Inc.(2)                                1,750            26,618
Nuance Communications, Inc.(2)                                  2,600            28,236
Oracle Corp.(2)                                                39,238           709,031
Parametric Technology Corp.(2)                                  4,330            43,213
Progress Software Corp.(2)                                        790            13,714
Quest Software, Inc.(2)                                         1,355            17,181
Solera Holdings, Inc.(2)                                          600            14,868


                             17 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
SOFTWARE CONTINUED
Sybase, Inc.(2)                                                 2,480   $        75,119
Symantec Corp.(2)                                              37,030           553,228
Synopsys, Inc.(2)                                               2,620            54,313
Take-Two Interactive Software, Inc.                             2,740            22,879
THQ, Inc.(2)                                                      840             2,554
TIBCO Software, Inc.(2)                                        10,830            63,572
Wind River Systems, Inc.(2)                                     2,490            15,936
                                                                        ---------------
                                                                              3,732,963
                                                                        ---------------
MATERIALS--5.3%
CHEMICALS--1.8%
Air Products & Chemicals, Inc.                                    400            22,500
Ashland, Inc.                                                   4,424            45,700
Cabot Corp.                                                       400             4,204
CF Industries Holdings, Inc.                                      830            59,038
Cytec Industries, Inc.                                          1,230            18,475
Dow Chemical Co. (The)                                          3,290            27,735
E.I. du Pont de Nemours & Co.                                   1,380            30,815
Eastman Chemical Co.                                            1,140            30,552
Ferro Corp.                                                     1,460             2,088
Fuller (H.B.) Co.                                               1,080            14,040
Minerals Technologies, Inc.                                       190             6,090
Monsanto Co.                                                    3,080           255,948
Mosaic Co. (The)                                                9,010           378,240
Nalco Holding Co.                                                 880            11,502
NewMarket Corp.                                                   510            22,593
NOVA Chemicals Corp.                                            2,740            15,782
Olin Corp.                                                      1,400            19,978
Rockwood Holdings, Inc.(2)                                      1,180             9,369
RPM International, Inc.                                         2,770            35,262
Terra Industries, Inc.                                          2,710            76,124
Valhi, Inc.                                                       140             1,313
Valspar Corp. (The)                                             1,980            39,541
Westlake Chemical Corp.                                           860            12,582
                                                                        ---------------
                                                                              1,139,471
                                                                        ---------------
CONTAINERS & PACKAGING--0.3%
Owens-Illinois, Inc.(2)                                         2,670            38,555
Packaging Corp. of America                                      1,270            16,535
Rock-Tenn Co., Cl. A(1)                                           890            24,075
Sealed Air Corp.                                                2,620            36,156
Sonoco Products Co.                                             1,930            40,491
Temple-Inland, Inc.(1)                                          8,090            43,443
                                                                        ---------------
                                                                                199,255
                                                                        ---------------
METALS & MINING--3.1%
AK Steel Holding Corp.                                          5,480            39,018
Alcoa, Inc.                                                    20,330           149,222
Allegheny Technologies, Inc.                                    1,790            39,255
Carpenter Technology Corp.                                      2,780            39,254


                              18 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
METALS & MINING CONTINUED
Century Aluminum Co.(1, 2)                                      3,080   $         6,499
Cliffs Natural Resources, Inc.                                    200             3,632
Commercial Metals Co.                                           3,840            44,352
Freeport-McMoRan Copper & Gold, Inc., Cl. B                    12,920           492,381
Kaiser Aluminum Corp.                                             400             9,248
Nucor Corp.                                                     9,640           367,959
Olympic Steel, Inc.                                               100             1,517
Reliance Steel & Aluminum Co.                                   2,120            55,820
RTI International Metals, Inc.(1, 2)                               90             1,053
Schnitzer Steel Industries, Inc.(1)                             1,670            52,421
Southern Copper Corp.(1)                                       30,090           524,168
United States Steel Corp.(1)                                    1,960            41,415
Worthington Industries, Inc.                                    2,340            20,381
                                                                        ---------------
                                                                              1,887,595
                                                                        ---------------
PAPER & FOREST PRODUCTS--0.1%
Domtar Corp.(2)                                                18,280            17,366
International Paper Co.                                           720             5,069
Louisiana-Pacific Corp.                                         1,530             3,412
MeadWestvaco Corp.                                              1,230            14,748
                                                                        ---------------
                                                                                 40,595
                                                                        ---------------
TELECOMMUNICATION SERVICES--3.6%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
AT&T, Inc.                                                     42,890         1,080,828
Cincinnati Bell, Inc.(2)                                          870             2,001
Embarq Corp.                                                    2,100            79,485
Global Crossing Ltd.(2)                                            60               420
NTELOS Holdings Corp.                                             540             9,796
Premiere Global Services, Inc.(2)                               1,500            13,230
Qwest Communications International, Inc.(1)                    18,560            63,475
tw telecom, Inc.(2)                                             5,280            46,200
Verizon Communications, Inc.                                   18,600           561,720
Windstream Corp.                                                6,050            48,763
                                                                        ---------------
                                                                              1,905,918
                                                                        ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Centennial Communications Corp.(2)                              1,800            14,868
NII Holdings, Inc.(2)                                           2,210            33,150
Sprint Nextel Corp.(2)                                         41,956           149,783
Syniverse Holdings, Inc.(2)                                     2,330            36,721
Telephone & Data Systems, Inc.                                  2,000            53,020
United States Cellular Corp.(1, 2)                                830            27,672
                                                                        ---------------
                                                                                315,214
                                                                        ---------------
UTILITIES--0.4%
ELECTRIC UTILITIES--0.4%
American Electric Power Co., Inc.                                 750            18,945


                             19 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                           Shares            Value
                                                      ---------------   ---------------
ELECTRIC UTILITIES CONTINUED
Duke Energy Corp.                                              14,870   $       212,938
                                                                        ---------------
                                                                                231,883
                                                                        ---------------
ENERGY TRADERS--0.0%
Reliant Energy, Inc.(2)                                         5,120            16,333
MULTI-UTILITIES--0.0%
Avista Corp.                                                    1,020            14,056
Integrys Energy Group, Inc.                                       400            10,386
                                                                        ---------------
                                                                                 24,442
                                                                        ---------------
Total Common Stocks (Cost $94,807,058)                                       60,826,728
                                                                        ---------------
PREFERRED STOCKS--0.0%
Wells Fargo & Co., Dividend Equalization Preferred
Shares(2, 3) (Cost $0)                                              2                --

INVESTMENT COMPANY--1.4%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.80% (4, 5) (Cost $833,248)                                  833,248           833,248

Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $95,640,306)                                   61,659,976

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--7.3%(6)
OFI Liquid Assets Fund, LLC, 0.92% (4, 5)
(Cost $4,472,347)                                           4,472,347         4,472,347

Total Investments, at Value (Cost $100,112,653)                 107.4%       66,132,323

Liabilities in Excess of Other Assets                            (7.4)       (4,529,135)
                                                      ---------------   ---------------
Net Assets                                                      100.0%  $    61,603,188
                                                      ===============   ===============


                             20 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Footnotes to Statement of Investments

(1.)   Partial or fully-loaned security. See accompanying Notes.

(2.)   Non-income producing security.

(3.) Illiquid security. The aggregate value of illiquid securities as of March 31, 2009 was $5, which represents less than 0.005% of the Portfolio's net assets. See accompanying Notes.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                     SHARES          GROSS         GROSS          SHARES
                                               DECEMBER 31, 2008    ADDITIONS   REDUCTIONS   MARCH 31, 2009
                                               -----------------   ----------   ----------   --------------
OFI Liquid Assets Fund, LLC                        2,832,400       11,127,005    9,487,058     4,472,347
Oppenheimer Institutional Money Market Fund,
Cl. E                                                196,470        2,916,057    2,279,279       833,248

                                                  VALUE       INCOME
                                               ----------   ----------
OFI Liquid Assets Fund, LLC                    $4,472,347   $   11,577(a)
Oppenheimer Institutional Money Market Fund,
Cl. E                                             833,248          906
                                               ----------   ----------
                                               $5,305,595   $   12,483
                                               ==========   ==========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(5.)   Rate shown is the 7-day yield as of March 31, 2009.

(6.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS


                              21 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Various data inputs are used in determining the value of each of the Portfolio's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Portfolio's investments was determined based on the following inputs as of March 31, 2009:

                                                INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES    INSTRUMENTS*
---------------------                          -------------   ---------------
Level 1--Quoted Prices                          $66,132,318          $--
Level 2--Other Significant Observable Inputs             --           --
Level 3--Significant Unobservable Inputs                  5           --
                                                -----------          ---
   Total                                        $66,132,323          $--
                                                ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE PORTFOLIO'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


                             22 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


                             23 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.


                             24 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Portfolio is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Portfolio's Securities Lending Procedures, the Portfolio may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Portfolio's investment in LAF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

ILLIQUID SECURITIES

As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio


                             25 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2009, the Portfolio had on loan securities valued at $4,392,696. Collateral of $4,472,347 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $100,857,886
                                 ============
Gross unrealized appreciation    $    578,451
Gross unrealized depreciation     (35,304,014)
                                 ------------
Net unrealized depreciation      $(34,725,563)
                                 ============


                             26 | Growth Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                        Shares         Value
                                                      ----------   ------------
COMMON STOCKS--63.0%
CONSUMER DISCRETIONARY--2.4%
HOTELS, RESTAURANTS & LEISURE--0.3%
McDonald's Corp.                                           4,200   $    229,194
LEISURE EQUIPMENT & PRODUCTS--0.2%
Hasbro, Inc.                                               9,000        225,630
MEDIA--1.9%
Comcast Corp., Cl. A                                     124,900      1,703,636
CONSUMER STAPLES--9.4%
BEVERAGES--0.6%
Coca-Cola Co. (The)                                        8,600        377,970
Molson Coors Brewing Co., Cl. B                            4,200        143,976
                                                                   ------------
                                                                        521,946
                                                                   ------------
FOOD & STAPLES RETAILING--3.3%
CVS Caremark Corp.                                         7,700        211,673
Safeway, Inc.                                             26,000        524,940
Wal-Mart Stores, Inc.                                     44,300      2,308,030
                                                                   ------------
                                                                      3,044,643
                                                                   ------------
FOOD PRODUCTS--3.9%
Archer-Daniels-Midland Co.                                61,700      1,714,026
Heinz (H.J.) Co.                                          33,300      1,100,898
Kraft Foods, Inc., Cl. A                                   7,800        173,862
Sara Lee Corp.                                            75,800        612,464
                                                                   ------------
                                                                      3,601,250
                                                                   ------------
HOUSEHOLD PRODUCTS--0.6%
Clorox Co. (The)                                           7,900        406,692
Procter & Gamble Co. (The)                                 2,300        108,307
                                                                   ------------
                                                                        514,999
                                                                   ------------
TOBACCO--1.0%
Altria Group, Inc.                                        56,400        903,528
ENERGY--5.6%
OIL, GAS & CONSUMABLE FUELS--5.6%
Chesapeake Energy Corp.                                   69,300      1,182,258
ConocoPhillips                                            45,500      1,781,780
Devon Energy Corp.                                         6,200        277,078
Exxon Mobil Corp.                                         10,100        687,810
Marathon Oil Corp.                                        10,100        265,529
Valero Energy Corp.                                       48,000        859,200
                                                                   ------------
                                                                      5,053,655
                                                                   ------------
FINANCIALS--9.3%
CAPITAL MARKETS--1.7%
Ameriprise Financial, Inc.                                10,300        211,047
Bank of New York Mellon Corp.                             39,000      1,101,750
Morgan Stanley                                             9,800        223,146
                                                                   ------------
                                                                      1,535,943
                                                                   ------------
COMMERCIAL BANKS--2.1%
BB&T Corp.                                                34,100        576,972
U.S. Bancorp                                              40,600        593,166


                           1 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                        Shares         Value
                                                      ----------   ------------
COMMERCIAL BANKS CONTINUED
Wells Fargo & Co.                                         54,500   $    776,080
                                                                   ------------
                                                                      1,946,218
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
JPMorgan Chase & Co.                                      36,400        967,512
INSURANCE--2.9%
AFLAC, Inc.                                                3,800         73,568
Chubb Corp.                                                4,800        203,136
Cincinnati Financial Corp.                                24,600        562,602
Marsh & McLennan Cos., Inc.                               42,400        858,600
MetLife, Inc.                                             23,800        541,926
Prudential Financial, Inc.                                10,500        199,710
Travelers Cos., Inc. (The)                                 4,500        182,880
                                                                   ------------
                                                                      2,622,422
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS--1.0%
Equity Residential                                        24,600        451,410
Simon Property Group, Inc.                                13,409        464,488
                                                                   ------------
                                                                        915,898
                                                                   ------------
THRIFTS & MORTGAGE FINANCE--0.5%
Hudson City Bancorp, Inc.                                 43,000        502,670
HEALTH CARE--9.3%
BIOTECHNOLOGY--1.6%
Amgen, Inc.(1)                                            30,000      1,485,600
HEALTH CARE PROVIDERS & SERVICES--4.4%
AmerisourceBergen Corp.                                   25,800        842,628
Cardinal Health, Inc.                                     13,500        424,980
Express Scripts, Inc.(1)                                  18,900        872,613
Humana, Inc.(1)                                           16,500        430,320
McKesson Corp.                                            41,000      1,436,640
                                                                   ------------
                                                                      4,007,181
                                                                   ------------
PHARMACEUTICALS--3.3%
Abbott Laboratories                                        7,600        362,520
Johnson & Johnson                                          9,800        515,480
Pfizer, Inc.                                             155,600      2,119,272
                                                                   ------------
                                                                      2,997,272
                                                                   ------------
INDUSTRIALS--8.9%
AEROSPACE & DEFENSE--2.7%
Northrop Grumman Corp.                                    30,500      1,331,020
Raytheon Co.                                              30,100      1,172,094
                                                                   ------------
                                                                      2,503,114
                                                                   ------------
AIR FREIGHT & LOGISTICS--0.2%
United Parcel Service, Inc., Cl. B                         3,200        157,504
COMMERCIAL SERVICES & SUPPLIES--0.9%
Dun & Bradstreet Corp.                                     8,200        631,400
Pitney Bowes, Inc.                                         7,900        184,465
                                                                   ------------
                                                                        815,865
                                                                   ------------
CONSTRUCTION & ENGINEERING--0.9%
Fluor Corp.                                               24,100        832,655


                           2 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                        Shares         Value
                                                      ----------   ------------
INDUSTRIAL CONGLOMERATES--1.1%
General Electric Co.                                      95,800   $    968,538
MACHINERY--1.1%
Dover Corp.                                               37,900        999,802
ROAD & RAIL--2.0%
CSX Corp.                                                  8,200        211,970
Norfolk Southern Corp.                                    10,700        361,125
Union Pacific Corp.                                       31,300      1,286,743
                                                                   ------------
                                                                      1,859,838
                                                                   ------------
INFORMATION TECHNOLOGY--8.2%
COMPUTERS & PERIPHERALS--5.3%
Apple, Inc.(1)                                             1,900        199,728
Dell, Inc.(1)                                            126,300      1,197,324
Hewlett-Packard Co.                                       40,000      1,282,400
International Business Machines Corp.                     21,600      2,092,824
                                                                   ------------
                                                                      4,772,276
                                                                   ------------
OFFICE ELECTRONICS--0.2%
Xerox Corp.                                               45,500        207,025
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Intel Corp.                                               30,400        457,520
SOFTWARE--2.2%
McAfee, Inc.(1)                                           24,300        814,050
Microsoft Corp.                                           40,100        736,637
Symantec Corp.(1)                                         31,300        467,622
                                                                   ------------
                                                                      2,018,309
                                                                   ------------
MATERIALS--2.7%
CHEMICALS--2.1%
Dow Chemical Co. (The)                                   161,200      1,358,916
Sigma-Aldrich Corp.                                       12,900        487,491
                                                                   ------------
                                                                      1,846,407
                                                                   ------------
CONTAINERS & PACKAGING--0.4%
Ball Corp.                                                 8,600        373,240
METALS & MINING--0.2%
Nucor Corp.                                                5,100        194,667
TELECOMMUNICATION SERVICES--2.6%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc.                                                20,600        519,120
Qwest Communications International, Inc.                  95,300        325,926
Verizon Communications, Inc.                              40,200      1,214,040
                                                                   ------------
                                                                      2,059,086
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.(1)                                    94,700        338,079
UTILITIES--4.6%
ELECTRIC UTILITIES--2.1%
Exelon Corp.                                               3,700        167,943
FirstEnergy Corp.                                         24,600        949,560
Pepco Holdings, Inc.                                      18,700        233,376


                           3 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                        Shares         Value
                                                      ----------   ------------
ELECTRIC UTILITIES CONTINUED
Southern Co.                                              18,700   $    572,594
                                                                   ------------
                                                                      1,923,473
MULTI-UTILITIES--2.5%
Ameren Corp.                                              18,100        419,739
Dominion Resources, Inc.                                  18,500        573,315
NiSource, Inc.                                            58,900        577,220
Wisconsin Energy Corp.                                    15,600        642,252
                                                                   ------------
                                                                      2,212,526
                                                                   ------------
Total Common Stocks (Cost $73,116,747)                               57,319,121

                                                       Principal
                                                        Amount
                                                      ----------
ASSET-BACKED SECURITIES--2.3%
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
1.002%, 5/25/34(2)                                    $  363,337        201,090
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts., Series 2003-C4, Cl. C4,
5%, 6/10/15                                               70,000         40,098
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 1.262%, 2/25/33(2)                  8,112          3,492
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                  18,186         17,872
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(2)             400,000        323,660
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(2)              97,940         76,349
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl.
A3, 0.612%, 7/25/36(2)                                   290,000        244,269
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl.
2A2, 0.632%, 7/7/36(2)                                   150,000        123,335
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Nts., Series 2005-3, Cl.
A1, 0.805%, 1/20/35(2)                                   126,980         87,439
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35(2)                35,339         34,986
Litigation Settlement Monetized Fee Trust,
Asset-Backed Certificates, Series 2001-1A, Cl. A1,
8.33%, 4/25/31(3)                                        426,894        418,356
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 1.906%,
3/15/16(2)                                               690,000        304,070
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 0.622%,
7/1/36(2)                                                212,296        153,616
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-BNC3, Cl.
A2, 0.562%, 9/25/36(2)                                    61,617         56,780
                                                                   ------------
Total Asset-Backed Securities (Cost $2,973,062)                       2,085,412
MORTGAGE-BACKED OBLIGATIONS--37.3%
GOVERNMENT AGENCY--26.1%
FHLMC/FNMA/SPONSORED--25.6%
Federal Home Loan Mortgage Corp.:
4.50%, 10/15/18                                          381,345        395,082
5%, 12/15/34                                              25,301         26,204
6.50%, 4/15/18-4/1/34                                    222,121        235,030


                           4 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                       Principal
                                                        Amount         Value
                                                      ----------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
7%, 10/1/31                                           $  140,872   $    151,877
8%, 4/1/16                                                87,616         93,584
9%, 8/1/22-5/1/25                                         26,796         29,505
Federal Home Loan Mortgage Corp., Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through
Certificates:
Series 2006-11, Cl. PS, 22.653%, 3/25/36(2)              134,882        162,994
Series 2461, Cl. PZ, 6.50%, 6/15/32                      353,157        377,401
Series 2500, Cl. FD, 1.056%, 3/15/32(2)                   41,761         40,737
Series 2526, Cl. FE, 0.956%, 6/15/29(2)                   62,106         60,222
Series 2551, Cl. FD, 0.956%, 1/15/33(2)                   47,822         46,785
Series 3025, Cl. SJ, 22.71%, 8/15/35(2)                   26,181         31,803
Series 3094, Cl. HS, 22.344%, 6/15/34(2)                  79,971         93,188
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 11.11%, 6/1/26(4)                     88,995         11,925
Series 183, Cl. IO, 9.331%, 4/1/27(4)                    142,878         19,079
Series 184, Cl. IO, 15.494%, 12/1/26(4)                  153,220         20,851
Series 192, Cl. IO, 8.001%, 2/1/28(4)                     39,234          5,114
Series 200, Cl. IO, 7.782%, 1/1/29(4)                     48,540          6,187
Series 2130, Cl. SC, 45.776%, 3/15/29(4)                 107,828         10,249
Series 216, Cl. IO, 3.439%, 12/1/31(4)                    67,117          9,064
Series 224, Cl. IO, 0.339%, 3/1/33(4)                    212,555         28,135
Series 243, Cl. 6, 14.681%, 12/15/32(4)                  128,588         15,354
Series 2527, Cl. SG, 52.019%, 2/15/32(4)                  32,018          1,920
Series 2531, Cl. ST, 53.085%, 2/15/30(4)                  36,868          2,254
Series 2796, Cl. SD, 61.704%, 7/15/26(4)                 159,010         15,398
Series 2802, Cl. AS, 99.999%, 4/15/33(4)                 180,443         15,068
Series 2920, Cl. S, 71.858%, 1/15/35(4)                  669,106         54,169
Series 3000, Cl. SE, 99.999%, 7/15/25(4)                 789,461         73,955
Series 3110, Cl. SL, 99.999%, 2/15/26(4)                 109,409          8,829
Series 3146, Cl. SA, 47.625%, 4/15/36(4)                 712,745         74,438
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.909%, 6/1/26(5)                     36,436         32,631
Series 192, Cl. PO, 7.622%, 2/1/28(5)                     39,234         31,910
Federal National Mortgage Assn.:
4.50%, 4/1/24(6)                                       1,657,000      1,706,193
5%, 4/1/24-4/1/39(6)                                   4,683,000      4,843,267
5.50%, 4/1/24-4/1/39(6)                                2,974,000      3,090,482
6%, 11/25/17-3/1/37                                    1,112,245      1,166,020
6%, 4/1/24-4/1/39(6)                                   2,837,000      2,965,441
6.50%, 8/25/17-10/25/19                                  252,521        265,092
6.50%, 4/1/39(6)                                       1,644,000      1,731,596
6.50%, 5/25/17(7)                                        292,909        307,213
7%, 10/25/35                                              44,364         47,373
8.50%, 7/1/32                                              7,201          7,907


                           5 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                       Principal
                                                        Amount         Value
                                                      ----------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                    $   57,919   $     58,397
Trust 1998-61, Cl. PL, 6%, 11/25/28                      118,657        125,407
Trust 2002-56, Cl. KW, 6%, 4/25/23                       411,930        420,409
Trust 2003-130, Cl. CS, 13.056%, 12/25/33(2)              73,309         74,097
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                    662,000        705,055
Trust 2004-101, Cl. BG, 5%, 1/25/20                      452,000        477,942
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25(7)               270,000        287,414
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                    250,000        260,525
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                    970,000      1,035,052
Trust 2006-46, Cl. SW, 22.286%, 6/25/36(2)               104,727        124,696
Trust 2006-50, Cl. KS, 22.286%, 6/25/36(2)               115,740        135,946
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 99.999%, 10/25/23(4)              37,661            736
Trust 2001-65, Cl. S, 50.504%, 11/25/31(4)               357,246         34,749
Trust 2001-81, Cl. S, 35.214%, 1/25/32(4)                 80,922          7,707
Trust 2002-47, Cl. NS, 33.367%, 4/25/32(4)               195,878         22,465
Trust 2002-51, Cl. S, 33.686%, 8/25/32(4)                179,864         21,219
Trust 2002-52, Cl. SD, 35.058%, 9/25/32(4)               204,930         22,685
Trust 2002-77, Cl. SH, 40.557%, 12/18/32(4)              101,057         11,491
Trust 2002-84, Cl. SA, 51.959%, 12/25/32(4)              318,649         31,638
Trust 2003-33, Cl. SP, 42.249%, 5/25/33(4)               354,267         36,435
Trust 2003-4, Cl. S, 47.631%, 2/25/33(4)                 209,589         21,902
Trust 2003-89, Cl. XS, 51.13%, 11/25/32(4)                62,564          3,817
Trust 2004-54, Cl. DS, 45.463%, 11/25/30(4)              163,124         14,508
Trust 2005-40, Cl. SA, 70.15%, 5/25/35(4)                384,239         31,681
Trust 2005-6, Cl. SE, 82.982%, 2/25/35(4)                508,064         38,702
Trust 2005-71, Cl. SA, 72.628%, 8/25/25(4)               494,940         52,801
Trust 2005-87, Cl. SE, 99.999%, 10/25/35(4)              958,906         71,048
Trust 2005-87, Cl. SG, 99.999%, 10/25/35(4)              972,261         68,139
Trust 222, Cl. 2, 14.961%, 6/1/23(4)                     311,970         44,687
Trust 240, Cl. 2, 18.303%, 9/1/23(4)                     369,196         48,623
Trust 252, Cl. 2, 17.09%, 11/1/23(4)                     243,657         36,625
Trust 273, Cl. 2, 12.263%, 8/1/26(4)                      67,752          8,885
Trust 319, Cl. 2, 5.092%, 2/1/32(4)                       70,978          9,029
Trust 321, Cl. 2, 0.307%, 4/1/32(4)                      816,539        105,743
Trust 331, Cl. 9, 21.959%, 2/1/33(4)                     200,445         24,816
Trust 334, Cl. 17, 28.917%, 2/1/33(4)                    130,439         20,782
Trust 334, Cl. 3, 4.407%, 7/1/33(4)                       29,014          3,333
Trust 338, Cl. 2, (8.368)%, 7/1/33(4)                    191,617         21,171
Trust 339, Cl. 12, 9.477%, 7/1/33(4)                     202,512         27,421
Trust 339, Cl. 7, 6.233%, 7/1/33(4)                      627,142         73,022
Trust 339, Cl. 8, 6.366%, 8/1/33(4)                       17,011          1,983
Trust 342, Cl. 2, 1.452%, 9/1/33(4)                        9,237          1,195


                           6 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                       Principal
                                                        Amount         Value
                                                      ----------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 343, Cl. 13, 10.72%, 9/1/33(4)                  $  166,564   $     21,613
Trust 345, Cl. 9, 8.612%, 1/1/34(4)                      296,621         35,554
Trust 351, Cl. 10, 9.127%, 4/1/34(4)                      26,108          2,926
Trust 351, Cl. 11, 9.585%, 11/1/34(4)                     42,710          4,865
Trust 351, Cl. 8, 9.503%, 4/1/34(4)                       87,615          9,785
Trust 356, Cl. 10, 9.215%, 6/1/35(4)                      77,730          8,549
Trust 356, Cl. 12, 9.365%, 2/1/35(4)                      47,578          5,188
Trust 362, Cl. 12, 10.897%, 8/1/35(4)                    386,113         51,732
Trust 362, Cl. 13, 10.881%, 8/1/35(4)                    213,643         28,548
Trust 364, Cl. 16, 12.012%, 9/1/35(4)                    209,164         30,350
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security, Trust 1993-184, Cl.
M, 5.571%, 9/25/23(5)                                    102,203         86,690
                                                                   ------------
                                                                     23,221,304
                                                                   ------------
GNMA/GUARANTEED--0.5%
Government National Mortgage Assn.:
7%, 1/30/24                                               88,813         95,038
7.50%, 6/30/09-6/30/24                                   114,040        122,809
8%, 5/30/17                                               41,347         44,472
8.50%, 8/1/17-12/15/17                                    40,742         43,940
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 73.591%, 1/16/27(4)              176,153         20,520
Series 2002-15, Cl. SM, 65.247%, 2/16/32(4)              207,420         21,112
Series 2002-76, Cl. SY, 65.112%, 12/16/26(4)             437,092         44,797
Series 2004-11, Cl. SM, 46.752%, 1/17/30(4)              140,523         16,341
Series 2006-47, Cl. SA, 61.195%, 8/16/36(4)              443,767         46,960
                                                                   ------------
                                                                        455,989
                                                                   ------------
NON-AGENCY--11.2%
COMMERCIAL--4.1%
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates, Series
2006-1, Cl. AM, 5.421%, 9/1/45                           770,000        377,398
Citigroup Commercial Mortgage Trust 2008-C7,
Commercial Mtg. Pass-Through Certificates, Series
2008-C7, Cl. AM, 6.096%, 12/1/49(2)                      330,000        150,741
CitiMortgage Alternative Loan Trust 2006-A5, Real
Estate Mtg. Investment Conduit Pass-Through
Certificates:
Series 2006-A5, Cl. 1A1, 0.922%, 10/25/36(2)             551,794        227,460
Series 2006-A5, Cl. 1A13, 0.972%, 10/25/36(2)            290,045         98,253
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-AB4, Cl.
A1A, 6.005%, 10/25/36                                    247,695        146,387
First Horizon Alternative Mortgage Securities Trust
2004-FA2, Mtg. Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                           147,392        124,712
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                        165,801        156,564


                           7 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                       Principal
                                                        Amount         Value
                                                      ----------   ------------
COMMERCIAL CONTINUED
First Horizon Mortgage Pass-Through Trust 2007-AR3,
Mtg. Pass-Through Certificates, Series 2007-AR3,
Cl. 1A1, 6.13%, 11/1/37(2)                            $  112,715   $     60,864
GE Capital Commercial Mortgage Corp., Commercial
Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                  252,575        251,577
Series 2005-C4, Cl. AM, 5.332%, 11/1/45(2)               160,000         77,316
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through Certificates,
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                190,000         95,182
JPMorgan Chase Commercial Mortgage Securities Trust,
Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                95,000         76,332
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49(2)             110,000         88,105
LB-UBS Commercial Mortgage Trust 2006-C1,
Commercial Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                  430,000        394,226
Series 2006-C1, Cl. AM, 5.217%, 2/11/31(2)               430,000        207,491
LB-UBS Commercial Mortgage Trust 2007-C1,
Commercial Mtg. Pass-Through Certificates, Series
2007-C1, Cl. A4, 5.424%, 2/11/40                         415,000        283,111
Mastr Alternative Loan Trust 2004-6, Mtg.
Pass-Through Certificates, Series 2004-6, Cl. 10A1,
6%, 7/25/34                                              315,841        267,189
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-9, Commercial Mtg. Pass-Through Certificates,
Series 2007-9, Cl. A4, 5.70%, 9/1/17                     370,000        237,765
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl.
A114, 5.75%, 4/25/37                                     248,057        103,188
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates, Series
2006-C29, Cl. A2, 5.275%, 11/15/48                        84,000         73,095
WaMu Mortgage Pass-Through Certificates 2007-HY1
Trust, Mtg. Pass-Through Certificates, Series
2007-HY1, Cl. 1A2, 5.695%, 2/25/37(2, 3)                 140,979         25,376
WaMu Mortgage Pass-Through Certificates 2007-HY3
Trust, Mtg. Pass-Through Certificates, Series
2007-HY3, Cl. 2A2, 5.66%, 3/1/37(2)                      360,464         91,260
WaMu Mortgage Pass-Through Certificates 2007-HY5
Trust, Mtg. Pass-Through Certificates, Series
2007-HY5, Cl. 2A3, 5.647%, 5/1/37(2)                     169,797         97,413
                                                                   ------------
                                                                      3,711,005
                                                                   ------------
MANUFACTURED HOUSING--0.8%
Wells Fargo Mortgage-Backed Securities 2006-AR12
Trust, Mtg. Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 6.097%, 9/25/36(2)                   586,610        369,307
Wells Fargo Mortgage-Backed Securities 2006-AR2
Trust, Mtg. Pass-Through Certificates, Series
2006-AR2, Cl. 2A5, 5.084%, 3/25/36(2)                    697,212        400,983
                                                                   ------------
                                                                        770,290


                           8 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                       Principal
                                                        Amount         Value
                                                      ----------   ------------
MULTIFAMILY--1.7%
CHL Mortgage Pass-Through Trust 2003-46, Mtg.
Pass-Through Certificates, Series 2003-46, Cl. 1A2,
5.145%, 1/19/34(2)                                    $  247,469   $    193,203
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg.
Pass-Through Certificates, Series 2005-HYB1, Cl.
5A1, 4.982%, 3/25/35(2)                                  488,405        252,826
CWALT Alternative Loan Trust 2005-85CB, Mtg.
Pass-Through Certificates, Series 2005-85CB, Cl.
2A3, 5.50%, 2/25/36                                      370,000        270,297
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through
Certificates, Series 2004-J4, Cl. A7, 5.50%,
9/25/34                                                  340,000        273,373
Wells Fargo Mortgage-Backed Securities 2004-AA
Trust, Mtg. Pass-Through Certificates, Series
2004-AA, Cl. 2A, 4.985%, 12/25/34(2)                     162,985        114,079
Wells Fargo Mortgage-Backed Securities 2004-S
Trust, Mtg. Pass-Through Certificates, Series
2004-S, Cl. A1, 3.734%, 9/25/34(2)                       133,946        110,377
Wells Fargo Mortgage-Backed Securities 2006-AR10
Trust, Mtg. Pass-Through Certificates, Series
2006-AR10, Cl. 4A1, 5.557%, 7/25/36(2)                   344,858        189,155
Wells Fargo Mortgage-Backed Securities 2006-AR2
Trust, Mtg. Pass-Through Certificates, Series
2006-AR2, Cl. 2A6, 5.084%, 3/25/36(2)                    138,062         33,781
Wells Fargo Mortgage-Backed Securities 2006-AR6
Trust, Mtg. Pass-Through Certificates, Series
2006-AR6, Cl. 3A1, 5.093%, 3/25/36(2)                    179,575        116,702
                                                                   ------------
                                                                      1,553,793
                                                                   ------------
RESIDENTIAL--4.6%
Citigroup Commercial Mortgage Trust 2008-C7,
Commercial Mtg. Pass-Through Certificates, Series
2008-C7, Cl. A4, 6.096%, 12/1/49(2)                      560,000        416,935
CWALT Alternative Loan Trust 2004-24CB, Mtg.
Pass-Through Certificates, Series 2004-24CB, Cl.
1A1, 6%, 11/1/34                                         264,473        237,032
CWALT Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl.
3A1, 6%, 1/1/35                                          213,751        174,397
CWALT Alternative Loan Trust 2005-18CB, Mtg.
Pass-Through Certificates, Series 2005-18CB,
Cl. A8, 5.50%, 5/25/36                                   500,000        324,226
CWALT Alternative Loan Trust 2005-J1, Mtg.
Pass-Through Certificates, Series 2005-J1, Cl.
3A1, 6.50%, 8/25/32                                      401,085        354,655
CWALT Alternative Loan Trust 2005-J3, Mtg.
Pass-Through Certificates, Series 2005-J3, Cl. 3A1,
6.50%, 9/25/34                                           371,715        334,580
JP Morgan Mortgage Trust 2006-A2, Mtg.
Pass-Through Certificates, Series 2006-A2, Cl. 5A3,
5.137%, 11/1/33(2)                                       151,314        104,766
LB-UBS Commercial Mortgage Trust 2007-C7,
Commercial Mtg. Pass-Through Certificates, Series
2007-C7, Cl. AM, 6.166%, 9/11/45(2)                      240,000        109,314
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                 132,952        101,377
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg.
Pass-Through Certificates, Series 2006-AR, Cl. 5A3,
5.416%, 6/25/36(2)                                       230,000        160,259
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                           130,404        125,337


                           9 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                       Principal
                                                        Amount         Value
                                                      ----------   ------------
RESIDENTIAL CONTINUED
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2004-QS10,
Cl. A3, 1.022%, 7/25/34(2)                            $  125,245   $    100,315
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 5/1/36                                       54,511         49,647
STARM Mortgage Loan Trust 2007-S1, Mtg.
Pass-Through Certificates, Series 2007-S1, Cl. 3A1,
5.009%, 8/1/22(2, 3)                                     779,943        530,361
WaMu Mortgage Pass-Through Certificates 2006-AR8
Trust, Mtg. Pass-Through Certificates, Series
2006-AR8, Cl. 2A1, 6.123%, 8/25/36(2)                    648,930        376,316
WaMu Mortgage Pass-Through Certificates 2007-HY2
Trust, Mtg. Pass-Through Certificates, Series
2007-HY2, Cl. 2A1, 6.617%, 11/1/36(2)                    108,161         57,834
Washington Mutual Mortgage Pass-Through
Certificates, Mtg. Pass-Through Certificates,
Series 2007-1, Cl. 1A8, 6%, 2/25/37                      725,264        517,770
Wells Fargo Mortgage-Backed Securities 2004-R
Trust, Mtg. Pass-Through Certificates, Series
2004-R, Cl. 2A1, 4.372%, 9/1/34(2)                        64,216         50,669
Wells Fargo Mortgage-Backed Securities 2006-AR5
Trust, Mtg. Pass-Through Certificates, Series
2006-AR5, Cl. 2A2, 5.538%, 4/1/36(2, 3)                  282,127         50,783
                                                                   ------------
                                                                      4,176,573
                                                                   ------------
Total Mortgage-Backed Obligations
(Cost $38,422,292)                                                   33,888,954
                                                                   ------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--10.4%
American International Group, Inc., 6.25% Jr. Sub.
Bonds, 3/15/37                                           225,000         22,500
Axa SA, 6.379% Sub. Perpetual Bonds(8, 9)                900,000        330,048
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K(9)                   575,000        230,564
8.125% Perpetual Bonds, Series M(9)                       85,000         34,964
Barclays Bank plc, 6.278% Perpetual Bonds(3, 9)        1,100,000        376,343
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13            130,000        121,485
Capmark Financial Group, Inc.:
1.891% Sr. Unsec. Nts., 5/10/10(2)                       200,000         54,250
5.875% Sr. Unsec. Nts., 5/10/12(2)                       255,000         50,550
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09             200,000        198,000
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec.
Nts., 7/1/10                                             290,000        240,795
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57(2)                        795,000        383,650
8.40% Perpetual Bonds, Series E(9)                       320,000        181,245
Clear Channel Communications, Inc., 6.25% Nts.,
3/15/11                                                  325,000         66,625
Energy Transfer Partners LP, 5.65% Sr. Unsec.
Unsub. Nts., 8/1/12                                       80,000         76,162
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts.,
9/15/10                                                  910,000        748,837
GMAC LLC, 8% Sr. Unsec. Unsub. Nts., 11/1/31             362,000        174,618
Goldman Sachs Capital, Inc. (The), 6.345% Sub.
Bonds, 2/15/34                                           785,000        464,906
HSBC Finance Capital Trust IX, 5.911% Nts.,
11/30/35(2)                                            1,090,000        218,403


                           10 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                       Principal
                                                        Amount         Value
                                                      ----------   ------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds,
Series 1(9)                                           $  605,000   $    389,590
Kaneb Pipe Line Operating Partnership LP, 5.875%
Sr. Unsec. Nts., 6/1/13                                  365,000        319,814
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts.,
5/11/38(10)                                            1,249,000            125
Lloyds Banking Group plc, 6.413% Perpetual
Bonds(8, 9)                                            1,300,000        299,270
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34        225,000         81,944
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds,
5/14/38                                                  755,000        449,396
MetLife Capital Trust X, 9.25% Sec. Bonds,
4/8/38(2)                                                100,000         56,086
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds,
12/15/36(2)                                              735,000        309,223
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09              435,000        237,075
Monongahela Power Co., 7.36% Unsec. Nts., Series A,
1/15/10                                                  450,000        451,541
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09        280,000        281,638
PF Export Receivables Master Trust, 3.748% Sr.
Nts., Series B, 6/1/13(8)                                122,635        129,797
Popular North America, Inc., 4.70% Nts., 6/30/09         620,000        613,663
Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23(8)                                              570,000        491,445
Prudential Insurance Co. of America, 8.30% Nts.,
7/1/25(8)                                                500,000        425,866
TEPPCO Partners LP, 6.125% Nts., 2/1/13                  215,000        208,858
Valero Logistics Operations LP, 6.05% Nts., 3/15/13       85,000         73,437
Washington Mutual Bank NV, Sr. Unsec. Nts.,
5/1/09(10)                                               295,000         78,175
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09      430,000        430,403
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
6.625% Nts., 12/1/14                                     240,000        182,400
                                                                   ------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $16,600,280)                                                    9,483,691

                                                        Shares
                                                      ----------
INVESTMENT COMPANY--1.8%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.80%(11, 12) (Cost $1,627,937)                        1,627,937      1,627,937
Total Investments, at Value (Cost $132,740,318)            114.8%   104,405,115
Liabilities in Excess of Other Assets                      (14.8)   (13,433,660)
                                                       ---------   ------------
Net Assets                                                 100.0%  $ 90,971,455


                           11 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Illiquid security. The aggregate value of illiquid securities as of March
     31, 2009 was $1,401,219, which represents 1.54% of the Portfolio's net assets. See accompanying Notes.

(4.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,639,867 or 1.80% of the Portfolio's net assets as of March 31, 2009.

(5.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $151,231 or 0.17% of the Portfolio's net assets as of March 31, 2009.

(6.) When-issued security or delayed delivery to be delivered and settled after March 31, 2009. See accompanying Notes.

(7.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $594,627. See accompanying Notes.

(8.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,676,426 or 1.84% of the Portfolio's net assets as of March 31, 2009.

(9.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(10.) Issue is in default. See accompanying Notes.

(11.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                    SHARES                               SHARES
                                   DECEMBER      GROSS        GROSS     MARCH 31,
                                   31, 2008    ADDITIONS   REDUCTIONS      2009
                                  ---------   ----------   ----------   ---------
Oppenheimer Institutional Money
   Market Fund, Cl. E             7,528,935   12,051,227   17,952,225   1,627,937

                                     VALUE      INCOME
                                  ----------   --------
Oppenheimer Institutional Money
   Market Fund, Cl. E             $1,627,937   $15,206

(12.) Rate shown is the 7-day yield as of March 31, 2009.


                           12 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Portfolio's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Portfolio's investments was determined based on the following inputs as of March 31, 2009:

                                                                  OTHER
                                                INVESTMENTS      FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES   INSTRUMENTS*
---------------------                          -------------   ------------
Level 1--Quoted Prices                          $ 58,947,058    $  20,813
Level 2--Other Significant Observable Inputs      45,432,681     (126,649)
Level 3--Significant Unobservable Inputs              25,376           --
                                                ------------    ---------
   Total                                        $104,405,115    $(105,836)
                                                ============    =========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE PORTFOLIO'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                           13 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

FUTURES CONTRACTS AS OF MARCH 31, 2009 ARE AS FOLLOWS:

                                                                                UNREALIZED
                                        NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE         VALUE     (DEPRECIATION)
--------------------         --------   ---------   ----------   ----------   --------------
U.S. Treasury Long Bonds          Buy       38        6/19/09    $4,928,719      $121,774
U.S. Treasury Nts., 2 yr.        Sell       32        6/30/09     6,972,500       (31,113)
U.S. Treasury Nts., 10 yr.        Buy        1        6/19/09       124,078           100
                                                                                 --------
                                                                                 $ 90,761
                                                                                 ========

CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2009 ARE AS FOLLOWS:

                                                                                    PAY/                 UPFRONT
                                                             BUY/SELL   NOTIONAL  RECEIVE                PAYMENT
SWAP                                                          CREDIT     AMOUNT    FIXED   TERMINATION  RECEIVED/
REFERENCE ENTITY                       COUNTERPARTY         PROTECTION   (000S)     RATE       DATE       (PAID)     VALUE
----------------               ---------------------------  ----------  --------  -------  -----------  ---------  ---------
Capmark Financial Group, Inc.  Goldman Sachs Bank USA          Sell       $185     0.95%     6/20/12      $ --     $(148,849)
                                                                          ----                                     ---------
                                                               Total       185                              --      (148,849)
                                                                          ----                                     ---------
CDX North America Investment   Deutsche Bank AG                Buy         878     0.40     12/20/11       (93)       56,447
   Grade Index, Series 7                                                  ----                                     ---------
                                                               Total       878                             (93)       56,447
                                                                          ----                                     ---------
Countrywide Home Loans, Inc.   Morgan Stanley Capital
                               Services, Inc.                  Sell        705     0.42      6/20/09        --        (1,238)
                                                                          ----                                     ---------
                                                               Total       705                              --        (1,238)
                                                                          ----                                     ---------
Inco Ltd.:
                               Morgan Stanley Capital
                               Services, Inc.                  Buy         240     0.63      3/20/17        --        25,427
                               Morgan Stanley Capital
                               Services, Inc.                  Buy         240     0.70      3/20/17        --        24,350
                                                                          ----                                     ---------
                                                               Total       480                              --        49,777
                                                                          ----                                     ---------
Merrill Lynch & Co., Inc.:
                               Barclays Bank plc               Sell        460     4.15      9/20/09        --        (2,984)
                               Credit Suisse International     Sell        230     4.15      9/20/09        --        (1,492)
                                                                          ----                                     ---------
                                                               Total       690                              --        (4,476)
                                                                          ----                                     ---------
Vale Overseas:
                               Morgan Stanley Capital
                               Services, Inc.                  Sell        240     1.10      3/20/17        --       (39,640)
                               Morgan Stanley Capital
                               Services, Inc.                  Sell        240     1.17      3/20/17        --       (38,670)
                                                                          ----                            ----     ---------
                                                               Total       480                              --       (78,310)
                                                                                                          ----     ---------
                                                                       Grand Total Buys                    (93)      106,224
                                                                          Grand Total Sells                 --      (232,873)
                                                                                                          ----     ---------
                                                                          Total Credit Default Swaps      $(93)    $(126,649)
                                                                                                          ====     =========


                           14 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

The table that follows shows the undiscounted maximum potential payment by the Portfolio related to selling credit protection in credit default swaps:

                                     TOTAL MAXIMUM
                                   POTENTIAL PAYMENTS                  REFERENCE
                                       FOR SELLING                       ASSET
TYPE OF REFERENCE ASSET ON WHICH    CREDIT PROTECTION      AMOUNT       RATING
THE PORTFOLIO SOLD PROTECTION        (UNDISCOUNTED)     RECOVERABLE*    RANGE**
--------------------------------   ------------------   ------------   ---------
Investment Grade Single Name
   Corporate Debt                      $1,875,000            $--       A to BBB+
Non-Investment Grade Single Name
   Corporate Debt                         185,000             --               D
                                       ----------            ---
Total                                  $2,060,000            $--
                                       ==========            ===

* The Portfolio has no amounts recoverable from related purchased protection. In addition, the Portfolio has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Portfolio.

SWAP SUMMARY AS OF MARCH 31, 2009 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Portfolio has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                                          NOTIONAL
                                                 SWAP TYPE FROM            AMOUNT
SWAP COUNTERPARTY                             PORTFOLIO PERSPECTIVE        (000'S)     VALUE
-----------------                        ------------------------------   --------   ---------
Barclays Bank plc                        Credit Default Sell Protection    $  460    $  (2,984)
Credit Suisse International              Credit Default Sell Protection       230       (1,492)
Deutsche Bank AG                         Credit Default Buy Protection        878       56,447
Goldman Sachs Bank USA                   Credit Default Sell Protection       185     (148,849)
Morgan Stanley Capital Services, Inc.:
                                         Credit Default Buy Protection        480       49,777
                                         Credit Default Sell Protection     1,185      (79,548)
                                                                                     ---------
                                                                                       (29,771)
                                                                                     ---------
Total Swaps                                                                          $(126,649)
                                                                                     =========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing


                           15 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

"bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Portfolio may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to


                           16 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. When the Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2009, the Portfolio had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED
                         OR DELAYED
                       DELIVERY BASIS
                        TRANSACTIONS
                       --------------
Purchased securities     $17,263,531
Sold securities            3,073,911

CREDIT RISK. The Portfolio invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolio may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2009, securities with an aggregate market value of $78,300, representing 0.09% of the Portfolio's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.


                           17 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio's investment objectives not only permit the Portfolio to purchase investment securities, they also allow the Portfolio to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

MARKET RISK FACTORS

In pursuit of its investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK

     Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK

     Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK

     Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK

     Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES

The Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Portfolio to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Portfolio's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Portfolio. Typically, the associated risks are not the risks that the Portfolio is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from


                           18 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

investing in derivatives.   Examples of these associated risks are liquidity
risk, which is the risk that the Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK

     Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Portfolio. The Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Portfolio intends to enter into financial transactions with counterparties that the manager believes to be creditworthy at the time of the transaction. As of March 31, 2009, the maximum amount of loss that the Portfolio would incur if the counterparties to its derivative transactions failed to perform would be $56,447, which represents the gross unrealized appreciation on these derivative contracts. To reduce this risk the Portfolio has entered into master netting arrangements, established within the Portfolio's ISDA master agreements, which allow the Portfolio to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Portfolio would incur taking into account these master netting arrangements would be $56,447 as of March 31, 2009.

     CREDIT RELATED CONTINGENT FEATURES

     The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio's net assets and or a percentage decrease in the Portfolio's Net Asset Value or NAV. The contingent features are established within the Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of March 31, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $183,098. If a contingent feature would have been triggered as of March 31, 2009, the Portfolio could have been required to pay this amount in cash to its counterparties. The Portfolio did not hold or post collateral for its derivative transactions.


                           19 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Portfolio may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the specific underlying financial instrument.

During the period ended March 31, 2009, the Portfolio has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk. In addition, the Portfolio has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the


                           20 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

contract will correlate imperfectly with the prices of the Portfolio's securities.

SWAP CONTRACTS

The Portfolio may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractive compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Portfolio to substantial risk in the isolated market risk factor.

Additional associated risks to the Portfolio include counterparty credit risk and liquidity risk. Counterparty credit risk arises from the possibility that the


                           21 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Liquidity risk is the risk that the Portfolio may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Portfolio may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Portfolio has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractive in the bond market.

The Portfolio has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.

The Portfolio has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously


                           22 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

selling protection through a credit default swap referenced to the debt of a different issuer. The intent of a pairs trade is to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

In addition, the Portfolio has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

Additional associated risks to the Portfolio include counterparty credit risk and liquidity risk.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

The Portfolio has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Portfolio under a swap agreement will be greater than the payments received by the Portfolio.

The Portfolio has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Portfolio under the swap agreement will be greater than the payments made by the Portfolio.

Additional associated risks to the Portfolio include counterparty credit risk and liquidity risk.

As of March 31, 2009, the Portfolio had no such outstanding interest rate swap agreements.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument, or instruments. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include


                           23 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Portfolio has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Portfolio to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.

Additional associated risks to the Portfolio include counterparty credit risk and liquidity risk.

As of March 31, 2009, the Portfolio had no such outstanding total return swap agreements.

ILLIQUID SECURITIES

As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $132,783,194
Federal tax cost of other investments     (2,010,371)
                                        ------------
Total federal tax cost                  $130,772,823
                                        ============
Gross unrealized appreciation           $  2,242,770
Gross unrealized depreciation            (30,656,830)
                                        ------------
Net unrealized depreciation             $(28,414,060)
                                        ============


                           24 | Total Return Portfolio

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                                        Shares            Value
                                                                   ---------------   ---------------
COMMON STOCKS--91.4%
CONSUMER DISCRETIONARY--10.7%
AUTOMOBILES--2.1%
Bayerische Motoren Werke (BMW) AG                                           24,349   $       701,999
Honda Motor Co.                                                            115,120         2,754,436
Toyota Motor Corp.                                                          90,798         2,912,145
                                                                                     ---------------
                                                                                           6,368,580
                                                                                     ---------------
DIVERSIFIED CONSUMER SERVICES--0.4%
Dignity plc                                                                158,770         1,223,340
HOTELS, RESTAURANTS & LEISURE--1.1%
Carnival Corp.                                                              95,600         2,064,960
Enterprise Inns plc                                                        468,200           455,140
William Hill plc                                                           355,811           865,580
                                                                                     ---------------
                                                                                           3,385,680
                                                                                     ---------------
HOUSEHOLD DURABLES--0.5%
SEB SA                                                                      52,938         1,434,102
MEDIA--2.0%
British Sky Broadcasting Group plc                                         216,138         1,344,389
Grupo Televisa SA, Sponsored GDR                                           109,400         1,492,216
Vivendi SA                                                                  94,540         2,502,703
Zee Entertainment Enterprises Ltd.                                         443,100           926,027
                                                                                     ---------------
                                                                                           6,265,335
                                                                                     ---------------
MULTILINE RETAIL--0.2%
Pinault-Printemps-Redoute SA                                                11,440           733,819
SPECIALTY RETAIL--1.6%
Hennes & Mauritz AB, Cl. B                                                  49,500         1,860,902
Industria de Diseno Textil SA                                               77,300         3,014,276
                                                                                     ---------------
                                                                                           4,875,178
                                                                                     ---------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Burberry Group plc                                                         522,888         2,095,941
Compagnie Financiere Richemont SA, Cl. A                                    78,703         1,229,324
Luxottica Group SpA                                                        107,000         1,661,857
LVMH Moet Hennessey Louis Vuitton                                           31,260         1,964,055
Swatch Group AG (The), Cl. B                                                13,295         1,605,958
                                                                                     ---------------
                                                                                           8,557,135
                                                                                     ---------------
CONSUMER STAPLES--5.3%
BEVERAGES--1.6%
C&C Group plc                                                              503,172           869,071
Heineken NV                                                                 48,400         1,376,114
Pernod-Ricard SA                                                            49,140         2,740,446
                                                                                     ---------------
                                                                                           4,985,631
                                                                                     ---------------
FOOD & STAPLES RETAILING--0.6%
Woolworths Ltd.                                                            111,651         1,949,078
                                                                                     ---------------
FOOD PRODUCTS--2.1%
Barry Callebaut AG                                                           9,479         4,330,212
Nestle SA                                                                   59,285         2,004,117
                                                                                     ---------------
                                                                                           6,334,329
                                                                                     ---------------
HOUSEHOLD PRODUCTS--0.6%
Reckitt Benckiser Group plc                                                 51,618         1,939,730
                                                                                     ---------------


                  1 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                                        Shares            Value
                                                                   ---------------   ---------------
PERSONAL PRODUCTS--0.4%
L'Oreal SA                                                                  15,520   $     1,068,112
                                                                                     ---------------
ENERGY--5.7%
ENERGY EQUIPMENT & SERVICES--1.5%
Saipem SpA                                                                  44,700           795,807
Technip SA                                                                 102,940         3,627,928
                                                                                     ---------------
                                                                                           4,423,735
                                                                                     ---------------
OIL, GAS & CONSUMABLE FUELS--4.2%
BG Group plc                                                               395,280         5,983,591
BP plc, ADR                                                                 61,000         2,446,100
Total SA                                                                    69,840         3,472,653
Tsakos Energy Navigation Ltd.                                               65,500           922,895
                                                                                     ---------------
                                                                                          12,825,239
                                                                                     ---------------
FINANCIALS--7.6%
CAPITAL MARKETS--3.5%
3i Group plc                                                               219,581           853,825
Collins Stewart plc                                                      1,960,837         1,913,176
Credit Suisse Group AG                                                      48,361         1,466,838
ICAP plc                                                                   721,380         3,149,193
Reinet Investments SCA(1)                                                    8,514            78,617
Tullett Prebon plc                                                       1,029,070         3,104,456
                                                                                     ---------------
                                                                                          10,566,105
                                                                                     ---------------
COMMERCIAL BANKS--0.2%
ICICI Bank Ltd., Sponsored ADR                                              55,725           740,585
                                                                                     ---------------
INSURANCE--3.0%
Allianz SE                                                                   9,498           802,447
AMP Ltd.                                                                   305,535           998,536
Prudential plc                                                             490,704         2,364,519
QBE Insurance Group Ltd.                                                   360,963         4,853,533
                                                                                     ---------------
                                                                                           9,019,035
                                                                                     ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
Solidere, GDR(2)                                                            25,380           361,665
Solidere, GDR(2,3)                                                         102,720         1,463,760
                                                                                     ---------------
                                                                                           1,825,425
                                                                                     ---------------
THRIFTS & MORTGAGE FINANCE--0.3%
Housing Development Finance Corp. Ltd.                                      17,500           491,396
Paragon Group Cos. plc                                                     894,934           575,839
                                                                                     ---------------
                                                                                           1,067,235
                                                                                     ---------------
HEALTH CARE--17.2%
BIOTECHNOLOGY--3.1%
CSL Ltd.                                                                   166,400         3,759,308
Grifols SA                                                                 177,200         2,554,400
Marshall Edwards, Inc.(1,4)                                                382,300           152,920
Marshall Edwards, Inc., Legend Shares(1,3)                                 330,600           132,240
NeuroSearch AS(1)                                                          118,812         1,472,872
NicOx SA(1)                                                                 60,648           705,856


                  2 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                                        Shares            Value
                                                                   ---------------   ---------------
BIOTECHNOLOGY CONTINUED
Santhera Pharmaceuticals(1)                                                 19,000   $       784,503
                                                                                     ---------------
                                                                                           9,562,099
                                                                                     ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.5%
DiaSorin SpA                                                               123,966         2,771,929
Essilor International SA                                                    54,640         2,112,511
Nobel Biocare Holding AG                                                    25,888           441,663
Smith & Nephew plc                                                         306,122         1,897,505
Sonova Holding AG                                                           31,874         1,926,497
Straumann Holding AG(5)                                                     13,365         2,071,146
Synthes, Inc.                                                               68,279         7,605,884
Terumo Corp.                                                                64,500         2,397,061
William Demant Holding AS(1)                                                38,800         1,567,181
                                                                                     ---------------
                                                                                          22,791,377
                                                                                     ---------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
Sonic Healthcare Ltd.                                                      829,158         6,402,596
                                                                                     ---------------
HEALTH CARE TECHNOLOGY--0.0%
Ortivus AB, Cl. B(1)                                                       279,600           137,769
                                                                                     ---------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Art Advanced Research Technologies, Inc.(1)                                270,100            10,711
Art Advanced Research Technologies, Inc., Legend Shares(1,4)               898,700            35,640
Art Advanced Research Technologies, Inc., Series 1(1)                      360,333            14,290
Art Advanced Research Technologies, Inc., Series 2(1)                      113,634             4,506
BTG plc(1)                                                                 555,984           989,210
Tyrian Diagnostics Ltd.(1)                                               4,657,849            80,971
                                                                                     ---------------
                                                                                           1,135,328
                                                                                     ---------------
PHARMACEUTICALS--4.1%
Astellas Pharma, Inc.                                                       28,000           862,357
GlaxoSmithKline plc                                                         37,564           586,146
Novogen Ltd.(1)                                                          1,154,071           393,298
Roche Holding AG                                                            38,570         5,292,659
Sanofi-Aventis SA                                                           41,055         2,303,919
Shionogi & Co. Ltd.                                                         95,000         1,633,285
Takeda Pharmaceutical Co. Ltd.                                              44,300         1,536,269
                                                                                     ---------------
                                                                                          12,607,933
                                                                                     ---------------
INDUSTRIALS--16.8%
AEROSPACE & DEFENSE--0.7%
Empresa Brasileira de Aeronautica SA                                       621,126         2,069,751
                                                                                     ---------------
AIR FREIGHT & LOGISTICS--0.2%
Toll Holdings Ltd.                                                         147,739           642,067
                                                                                     ---------------
COMMERCIAL SERVICES & SUPPLIES--5.4%
Aggreko plc                                                                385,370         2,719,111
Capita Group plc                                                           835,744         8,136,315
Experian plc                                                               425,628         2,667,275
Prosegur Compania de Seguridad SA                                          114,800         3,093,180
                                                                                     ---------------
                                                                                          16,615,881
                                                                                     ---------------
CONSTRUCTION & ENGINEERING--1.7%
Koninklijke Boskalis Westminster NV                                         30,191           606,893


                  3 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                                        Shares            Value
                                                                   ---------------   ---------------
CONSTRUCTION & ENGINEERING CONTINUED
Leighton Holdings Ltd.                                                      55,880   $       752,281
Maire Tecnimont SpA                                                        613,800         1,266,467
Outotec OYJ                                                                 42,300           727,227
Trevi Finanziaria SpA                                                      149,600           993,795
Vinci SA                                                                    25,171           934,879
                                                                                     ---------------
                                                                                           5,281,542
                                                                                     ---------------
ELECTRICAL EQUIPMENT--5.1%
ABB Ltd.                                                                   520,716         7,268,890
Alstom                                                                      87,430         4,528,490
Ceres Power Holdings plc(1)                                                843,118         1,303,498
Ushio, Inc.                                                                170,000         2,389,531
                                                                                     ---------------
                                                                                          15,490,409
                                                                                     ---------------
INDUSTRIAL CONGLOMERATES--1.2%
Koninklijke (Royal) Philips Electronics NV(5)                               94,200         1,386,711
Siemens AG                                                                  42,391         2,435,313
                                                                                     ---------------
                                                                                           3,822,024
                                                                                     ---------------
MACHINERY--1.2%
Aalberts Industries NV                                                     462,568         2,495,152
Demag Cranes AG                                                             37,935           667,304
Takeuchi Mfg. Co. Ltd.                                                      57,373           369,036
                                                                                     ---------------
                                                                                           3,531,492
                                                                                     ---------------
TRADING COMPANIES & DISTRIBUTORS--1.3%
Bunzl plc                                                                  464,684         3,643,783
Wolseley plc(1)                                                            110,320           365,259
                                                                                     ---------------
                                                                                           4,009,042
                                                                                     ---------------
INFORMATION TECHNOLOGY--22.6%
COMMUNICATIONS EQUIPMENT--4.7%
Nokia Oyj                                                                   61,800           723,509
Tandberg ASA                                                               508,800         7,503,062
Telefonaktiebolaget LM Ericsson, B Shares                                  767,680         6,238,325
                                                                                     ---------------
                                                                                          14,464,896
                                                                                     ---------------
COMPUTERS & PERIPHERALS--0.0%
Logitech International SA(1)                                                11,108           115,052
                                                                                     ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.2%
Hoya Corp.                                                                 191,693         3,794,543
Ibiden Co. Ltd.                                                             63,221         1,547,945
Keyence Corp.                                                               25,179         4,734,882
Nidec Corp.                                                                126,600         5,742,338
Nippon Electric Glass Co. Ltd.                                             104,000           738,608
Omron Corp.                                                                 84,886         1,007,393
Phoenix Mecano AG                                                            5,598         1,204,876
                                                                                     ---------------
                                                                                          18,770,585
                                                                                     ---------------
INTERNET SOFTWARE & SERVICES--2.3%
United Internet AG                                                         166,989         1,417,699
Yahoo! Japan Corp.                                                          21,165         5,594,596
                                                                                     ---------------
                                                                                           7,012,295
                                                                                     ---------------


                  4 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                                        Shares            Value
                                                                   ---------------   ---------------
IT SERVICES--1.1%
Infosys Technologies Ltd.                                                  131,064   $     3,420,038
                                                                                     ---------------
OFFICE ELECTRONICS--1.1%
Canon, Inc.                                                                109,850         3,204,290
                                                                                     ---------------
SOFTWARE--7.2%
Autonomy Corp. plc(1)                                                      494,070         9,251,318
Compugroup Holding AG(1)                                                   121,535           697,558
Nintendo Co. Ltd.                                                           20,500         6,013,366
Sage Group plc (The)                                                       471,110         1,143,740
SAP AG                                                                      73,399         2,621,288
Square Enix Holdings Co. Ltd.                                               31,694           602,433
Temenos Group AG(1)                                                        162,485         1,755,746
                                                                                     ---------------
                                                                                          22,085,449
                                                                                     ---------------
MATERIALS--3.7%
CHEMICALS--1.6%
Filtrona plc                                                               857,545         1,590,348
Nufarm Ltd.                                                                257,294         2,037,351
Sika AG                                                                      1,766         1,310,964
                                                                                     ---------------
                                                                                           4,938,663
                                                                                     ---------------
METALS & MINING--2.1%
Impala Platinum Holdings Ltd.                                              243,600         4,088,230
Rio Tinto plc                                                               70,781         2,370,053
                                                                                     ---------------
                                                                                           6,458,283
                                                                                     ---------------
TELECOMMUNICATION SERVICES--1.4%
WIRELESS TELECOMMUNICATION SERVICES--1.4%
KDDI Corp.                                                                     438         2,066,832
Vodafone Group plc                                                       1,214,733         2,122,133
                                                                                     ---------------
                                                                                           4,188,965
                                                                                     ---------------
UTILITIES--0.4%
ELECTRIC UTILITIES--0.4%
Fortum Oyj                                                                  56,500         1,077,194
                                                                                     ---------------
Total Common Stocks (Cost $347,814,023)                                                  279,422,428
                                                                                     ---------------
PREFERRED STOCKS--1.4%
Companhia Vale do Rio Doce, Sponsored ADR, Preference                      273,100         3,080,568
Porsche Automobil Holding, Preference                                       20,862           999,764
                                                                                     ---------------
Total Preferred Stocks (Cost $3,529,792)                                                   4,080,332
                                                                                     ---------------

                                                                        Units
                                                                   ---------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
Marshall Edwards, Inc. Wts., Strike Price $3.60, Exp. 8/6/12(1)              7,500            11,344
Marshall Edwards, Inc. Wts., Strike Price $4.35, Exp. 7/11/10(1)            89,460            21,510
William Hill plc Rts., Strike Price 1.05GBP, Exp. 4/7/09(1)                355,811           326,741
                                                                                     ---------------
Total Rights, Warrants and Certificates (Cost $614,434)                                      359,595
                                                                                     ---------------


                  5 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                                        Shares            Value
                                                                   ---------------   ---------------
INVESTMENT COMPANY--6.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.80%(6,7)
(Cost $19,927,863)                                                      19,927,863   $    19,927,863
Total Investments, at Value (excluding Investments Purchased
with Cash Collateral from Securities Loaned) (Cost $371,886,112)                         303,790,218
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--1.0%(8)
OFI Liquid Assets Fund, LLC, 0.92%(6,7) (Cost $3,141,450)                3,141,450         3,141,450
Total Investments, at Value (Cost $375,027,562)                              100.4%      306,931,668
Liabilities in Excess of Other Assets                                         (0.4)       (1,138,046)
                                                                        ----------   ---------------
Net Assets                                                                   100.0%  $   305,793,622
                                                                        ==========   ===============

Footnotes to Statement of Investments

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

GBP   British Pound Sterling

(1.) Non-income producing security.

(2.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,596,000 or 0.52% of the Fund's net assets as of March 31, 2009.


                  6 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

(4.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2009 was $188,560, which represents 0.06% of the Fund's net assets, of which $152,920 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                            ACQUISITION                              UNREALIZED
SECURITY                       DATES           COST        VALUE    DEPRECIATION
--------                 ----------------   ----------   --------   ------------
Marshall Edwards, Inc.   12/28/05-7/28/08   $1,873,903   $152,920    $1,720,983

(5.) Partial or fully-loaned security. See accompanying Notes.

(6.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                              SHARES            GROSS        GROSS          SHARES
                                         DECEMBER 31, 2008    ADDITIONS    REDUCTIONS   MARCH 31, 2009
                                         -----------------   ----------   -----------   --------------
OFI Liquid Assets Fund, LLC                          --      14,539,490    11,398,040      3,141,450
Oppenheimer Institutional Money Market
Fund, Cl. E                                  31,279,725      17,063,551    28,415,413     19,927,863

                                            VALUE       INCOME
                                         -----------   -------
OFI Liquid Assets Fund, LLC              $ 3,141,450   $34,523(a)
Oppenheimer Institutional Money Market
Fund, Cl. E                               19,927,863    58,323
                                         -----------   -------
                                         $23,069,313   $92,846
                                         ===========   =======

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(7.) Rate shown is the 7-day yield as of March 31, 2009.

(8.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                  7 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $208,727,477          $ --
Level 2--Other Significant Observable Inputs      98,204,191           853
Level 3--Significant Unobservable Inputs                  --            --
                                                ------------          ----
      Total                                     $306,931,668          $853
                                                ============          ====

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 31, 2009 ARE AS FOLLOWS:

                                               CONTRACT
                                                AMOUNT            EXPIRATION               UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                BUY/SELL    (000'S)             DATES        VALUE    APPRECIATION   DEPRECIATION
--------------------                --------   --------         -------------   -------   ------------   ------------
Euro (EUR)                          Buy              20   EUR          4/1/09   $26,790       $ --            $22
Japanese Yen (JPY)                  Sell          7,362   JPY   4/1/09-4/2/09    74,378        875             --
                                                                                              ----            ---
Total unrealized appreciation and
depreciation                                                                                  $875            $22
                                                                                              ====            ===


                  8 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings          Value       Percent
-------------------       ------------   -------
United Kingdom            $ 62,389,926     20.3%
Japan                       49,901,346     16.3
Switzerland                 40,414,329     13.2
France                      28,129,473      9.2
United States               25,452,287      8.3
Australia                   24,239,072      7.9
Germany                     10,343,372      3.4
Spain                        8,661,856      2.8
Sweden                       8,236,996      2.7
Norway                       7,503,062      2.4
Italy                        7,489,855      2.4
The Netherlands              5,864,870      1.9
India                        5,578,046      1.8
Brazil                       5,150,319      1.7
South Africa                 4,088,230      1.3
Denmark                      3,040,053      1.0
Jersey, Channel Islands      2,667,275      0.9
Finland                      2,527,930      0.8
Lebanon                      1,825,425      0.6
Mexico                       1,492,216      0.5
Bermuda                        922,895      0.3
Ireland                        869,071      0.3
Luxembourg                      78,617      0.0
Canada                          65,147      0.0
                          ------------    -----
Total                     $306,931,668    100.0%
                          ============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are


                  9 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the


                  10 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is


                  11 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

During the period ended March 31, 2009, the Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation.


                  12 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2009, the Fund had on loan securities valued at $3,082,669. Collateral of $3,141,450 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $382,207,525
                                 ============
Gross unrealized appreciation    $ 17,826,269
Gross unrealized depreciation     (93,102,126)
                                 ------------
Net unrealized depreciation      $(75,275,857)
                                 ============


                  13 | Oppenheimer International Growth Fund/VA

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2009